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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103         Richmond, Virginia           23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:        October 31, 2008
                           ---------------------------

Date of reporting period:       October 31, 2008
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


              ----------------------------------------------------
                            TFS Market Neutral Fund
                               TFS Small Cap Fund

              ----------------------------------------------------
                              each a series of the
                          TFS Capital Investment Trust
              ----------------------------------------------------


                                 ANNUAL REPORT
                                October 31, 2008


                               [LOGO OMITTED] TFS
                                              CAPITAL


           For more information or assistance in opening an account, please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

December 15, 2008

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal period ended October 31, 2008. On behalf of the investment manager, TFS Capital LLC ("TFS"), I'd like to thank you for your investment. As previously mentioned, we are pleased to announce that TFSMX's strong performance earned it the 2008 Lipper Award in the Equity Market Neutral category. This award is presented to the fund in the category with the best 3-year return ending December 31, 2007. For this period TFSMX was ranked #1 out of 23 funds.(1) Below are performance highlights for the Funds.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

--------------------------------------------------------------------------------
                                                                 Since Inception
                               1 year return     3 year return      (9/7/2004)
--------------------------------------------------------------------------------
TFS Market Neutral Fund             -6.32%             8.98%            8.21%
S&P 500 Index                      -36.10%            -5.21%           -1.60%
--------------------------------------------------------------------------------
Average annual total returns for periods ended 10/31/2008 and since inception.

The TFS Market Neutral Fund has struggled during the recent liquidity crisis. Similar to August of 2007, the rapid unwinding of positions by long-short managers is believed to have had a significant adverse affect on TFSMX. This activity has led TFSMX into its largest peak-to-valley drawdown since inception and resulted in its first ever negative return as measured on a trailing-12-months basis. While we continue to expect above average volatility in the coming months, we are optimistic given that we perceive conditions to be improving.

Despite TFSMX's recent challenges, it continues to perform extremely well relative to the broad equity markets. For example, the "1-year return" in the chart above shows the greatest separation versus the S&P 500 Index that we have ever reported in an annual report. Also, from inception through the fiscal period-end of October 31, 2008, TFSMX generated an 8.21% average annual return and an annualized standard deviation of 8.17%, whereas the S&P 500 Index generated a -1.60% average annual return and an annualized standard deviation of 19.72%. Therefore, from inception through October 31, 2008, TFSMX produced an annual return that was 9.81 percentage points higher than that of the S&P 500 Index while generating only 41% of the volatility. Given a slightly positive market exposure (beta) since inception, the negative growth of the overall U.S. equity market (i.e. S&P 500 Index) did slightly hurt TFSMX's performance over the periods noted. That impact is small, however, and most of the performance can be attributed to equity selection (alpha generation) by TFS. So, one can conclude that the models utilized by TFS to assist in picking stocks were generally successful at predicting the relative price movement of stocks within TFSMX's target universe.

The strategies used in managing TFSMX have resulted in it having a very low correlation to other asset classes. According to Modern Portfolio Theory
("MPT"), investors may benefit significantly by combining non-correlated investments. As such, we encourage investors to evaluate the impact that the inclusion of TFSMX would have on their portfolios. We believe TFSMX is best used as a component of a diversified portfolio of investments rather than a single holding for a given shareholder. We do not recommend allocating the majority of one's assets to TFSMX. For your reference, below are the correlations to several other asset classes.

--------------------------------------------------------------------------------
Index                                   Correlation Since Inception
--------------------------------------------------------------------------------
S&P 500 Index                                        0.30
Russell 2000(R) Index                                0.24
MSCI EAFE Index                                      0.38
Lehman Brothers U.S. Aggregate Bond Index           -0.01
Wilshire REIT ETF Index                              0.05
Dow Jones Commodity Futures                          0.33
--------------------------------------------------------------------------------

Please note that we have developed an interactive "Asset Allocation Tool" on our website. We encourage you to visit our web site to determine if an allocation to TFSMX may have improved the performance of your portfolio.

TFS SMALL CAP FUND (TICKER: TFSSX)

--------------------------------------------------------------------------------
                                                 Since Inception
                                 1 year return      (3/7/2006)
--------------------------------------------------------------------------------
TFS Small Cap Fund                  -38.18%           -8.12%
Russell 2000(R) Index               -34.16%           -9.34%
--------------------------------------------------------------------------------
Average annual total returns for periods ended 10/31/2008 and since inception.

Through October 31, 2008, TFSSX continued to achieve its objective of outperforming the Russell 2000(R) Index (the "Index") as measured by its performance since inception. From inception on March 7th, 2006, through the recent fiscal period-end of October 31, 2008, it generated an average annual return of -8.12% versus -9.34% for the Index. It did, however, underperform the Index during the fiscal period posting a -38.18% return versus a -34.16% return for the Index. It is noteworthy that TFSSX generated its returns while having an average beta versus the Index since inception of 0.74. TFSSX's recent struggles are believed to be attributable to the rapid unwinding of positions by longshort managers. TFSSX's portfolio appears to have significant overlap with the holdings of the hedge fund universe in aggregate. As such, rapid unwinding of positions by hedge fund managers can cause TFSSX's portfolio to decline more rapidly than its benchmark Index while this activity is occurring. We attribute the recent poor (relative) performance to this activity.

For both Funds, there were no significant changes to the investing strategies during the period that impacted performance. We did, however, take a defensive cash position in TFSMX in an effort to dampen volatility and mitigate further declines in TFSMX's net asset value. As described in the prospectus, TFS develops quantitative models through rigorous historical analysis of the stock market. These models help TFS make objective decisions that we believe will lead to good performance.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

(1)   TFSMX was ranked #3 out of 50 funds using its 1-year return.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FEE WAIVERS HAVE POSITIVELY IMPACTED EACH FUND'S PERFORMANCE OVER THE RELEVANT PERIODS AND WITHOUT SUCH WAIVERS FUND PERFORMANCE WOULD HAVE BEEN LOWER. FOR EACH FUND'S CURRENT EXPENSE RATIO INFORMATION PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES INCLUDED IN THIS REPORT. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE AT WWW.TFSCAPITAL.COM.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds' prospectus contains this and other important information. To obtain a copy of the TFS Funds' prospectus please visit www.TFSCapital.com or call 1-888-534-2001 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The TFS Funds are distributed by Ultimus Fund Distributors, LLC.

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS MARKET NEUTRAL FUND VERSUS THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

        TFS Market Neutral Fund                        S&P 500 Index
      ---------------------------             ---------------------------
      9/7/2004            $10,000             9/7/2004            $10,000
      10/31/2004           10,280             10/31/2004           10,103
      1/31/2005            10,427             1/31/2005            10,604
      4/30/2005            10,067             4/30/2005            10,434
      7/31/2005            10,728             7/31/2005            11,182
      10/31/2005           10,718             10/31/2005           10,984
      1/31/2006            11,455             1/31/2006            11,705
      4/30/2006            12,056             4/30/2006            12,042
      7/31/2006            12,397             7/31/2006            11,784
      10/31/2006           12,607             10/31/2006           12,778
      1/31/2007            13,798             1/31/2007            13,404
      4/30/2007            14,297             4/30/2007            13,877
      7/31/2007            14,735             7/31/2007            13,685
      10/31/2007           14,806             10/31/2007           14,639
      1/31/2008            14,499             1/31/2008            13,094
      4/30/2008            15,378             4/30/2008            13,228
      7/31/2008            15,598             7/31/2008            12,167
      10/31/2008           13,870             10/31/2008            9,355

Past performance is not predictive of future performance.

      --------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                     FOR THE PERIODS ENDED OCTOBER 31, 2008

                                  4 Months(c)  1 Year   Since Inception(b)
                                  -----------  ------   ------------------
      TFS Market Neutral Fund       -15.01%     -6.32%         8.21%
      S&P 500 Index                 -23.76%    -36.10%        -1.60%
      --------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was September 7, 2004.

(c)   Fund changed fiscal year end from June 30 to October 31.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS SMALL CAP FUND VERSUS THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

          TFS Small Cap Fund                      Russell 2000 Index
      ---------------------------             ---------------------------
      3/7/2006           $ 10,000             3/7/2006           $ 10,000
      4/30/2006            10,730             4/30/2006            10,622
      7/31/2006            10,000             7/31/2006             9,761
      10/31/2006           10,790             10/31/2006           10,717
      1/31/2007            11,723             1/31/2007            11,221
      4/30/2007            12,163             4/30/2007            11,453
      7/31/2007            12,223             7/31/2007            10,944
      10/31/2007           12,924             10/31/2007           11,711
      1/31/2008            10,926             1/31/2008            10,123
      4/30/2008            11,126             4/30/2008            10,198
      7/31/2008            11,267             7/31/2008            10,210
      10/31/2008            7,989             10/31/2008            7,710

Past performance is not predictive of future performance.

      --------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                     FOR THE PERIODS ENDED OCTOBER 31, 2008

                                  4 Months(c)  1 Year   Since Inception(b)
                                  -----------  ------   ------------------
      TFS Small Cap Fund            -26.96%    -38.18%       -8.12%
      Russell 2000 Index            -21.68%    -34.16%       -9.34%
      --------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Initial public offering of shares was March 7, 2006.

(c)   Fund changed fiscal year end from June 30 to October 31.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                               [BAR CHART OMITTED]

                                     TFS Market
                                    Neutral Fund   S&P 500 Index
                                    -------------   -------------
   Consumer Discretionary               -5.4%           8.2%
   Consumer Staples                      0.2%          12.9%
   Energy                                2.7%          13.2%
   Financials                           -0.6%          14.9%
   Health Care                          -0.9%          13.9%
   Industrials                           3.4%          11.0%
   Information Technology                5.8%          15.7%
   Materials                             2.2%           3.1%
   Telecommunication Services            0.3%           3.3%
   Utilities                             0.6%           3.8%
   Closed-End Funds                     16.0%           0.0%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TOP 10 LONG EQUITY POSITIONS
-------------------------------------------------------------------
                                                            % OF
SECURITY DESCRIPTION                                     NET ASSETS
-------------------------------------------------------------------
Nuveen Multi-Strategy Income & Growth Fund                 0.46%
Eaton Vance Tax-Advantaged Global Dividend Income Fund     0.41%
Integral Systems, Inc.                                     0.41%
Van Kampen Dynamic Credit Opportunities Fund               0.41%
Contango Oil & Gas Company                                 0.39%
LHC Group, Inc.                                            0.38%
GeoResources, Inc.                                         0.38%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.   0.38%
CardioNet, Inc.                                            0.38%
Nuveen Multi-Currency Short-Term Government Income Fund    0.38%

TOP 10 SHORT EQUITY POSITIONS
-------------------------------------------------------------------
                                                            % OF
SECURITY DESCRIPTION                                     NET ASSETS
-------------------------------------------------------------------
Banner Corporation                                         0.21%
Astec Industries, Inc.                                     0.21%
Iconix Brand Group, Inc.                                   0.20%
Popular, Inc.                                              0.20%
Provident Bankshares Corporation                           0.19%
Pre-Paid Legal Services, Inc.                              0.19%
Capella Education Company                                  0.19%
Herman Miller, Inc.                                        0.19%
Lance, Inc.                                                0.19%
Universal Technical Institute, Inc.                        0.19%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
OCTOBER 31, 2008 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                       SECTOR ALLOCATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                 Consumer Discretionary                      8.2%
                 Consumer Staples                            4.3%
                 Energy                                      4.1%
                 Financials                                 17.9%
                 Health Care                                15.2%
                 Industrials                                21.8%
                 Information Technology                     22.6%
                 Materials                                   1.9%
                 Telecommunication Services                  1.0%
                 Utilities                                   1.2%

TOP 10 EQUITY POSITIONS
-------------------------------------------------------------------
                                                            % OF
SECURITY DESCRIPTION                                     NET ASSETS
-------------------------------------------------------------------
Emergent BioSolutions, Inc.                                1.71%
Almost Family, Inc.                                        1.26%
Unitil Corporation                                         1.18%
Atmel Corporation                                          1.11%
Home Diagnostics, Inc.                                     1.11%
Huron Consulting Group, Inc.                               1.07%
Teleflex, Inc.                                             1.04%
Hanover Insurance Group, Inc. (The)                        1.03%
Bank Mutual Corporation                                    1.02%
International Rectifier Corporation                        1.01%

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
================================================================================
COMMON STOCKS -- 49.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.7%
   AUTO COMPONENTS -- 0.8%
     China Automotive Systems, Inc. (a) .............     14,500   $     35,815
     Federal-Mogul Corporation (a) (b) ..............    122,219        876,310
     Hawk Corporation - Class A (a) (b) .............     42,473        613,735
     Noble International Ltd. (b) ...................    150,745        241,192
     Shiloh Industries, Inc. (a) ....................        435          2,179
     Spartan Motors, Inc. ...........................     52,317        240,135
     Standard Motor Products, Inc. ..................     78,023        328,477
     TRW Automotive Holdings Corporation (a) (b) ....    110,173        696,294
     Wonder Auto Technology, Inc. (a) ...............     43,792        174,730
                                                                   ------------
                                                                      3,208,867
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.4%
     Carriage Services, Inc. (a) ....................     16,653         39,634
     Hillenbrand, Inc. (b) ..........................     68,289      1,297,491
     Lincoln Educational Services Corporation (a) ...      4,387         63,436
     Mac-Gray Corporation (a) .......................      4,801         36,440
                                                                   ------------
                                                                      1,437,001
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE -- 0.6%
     Ark Restaurants Corporation ....................        662          8,269
     BJ's Restaurants, Inc. (a) .....................     24,489        217,707
     Einstein Noah Restaurant Group, Inc. (a) .......     66,471        533,098
     Empire Resorts, Inc. (a) .......................     26,323         64,491
     International Speedway Corporation - Class A (b)     40,124      1,259,492
     Morton's Restaurant Group, Inc. (a) ............     10,200         35,292
     Red Lion Hotels Corporation (a) (b) ............     53,825        149,095
                                                                   ------------
                                                                      2,267,444
                                                                   ------------
   INTERNET & CATALOG RETAIL -- 0.0%
     ValueVision Media, Inc. (a) ....................     28,700         19,803
                                                                   ------------

   LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     Cybex International, Inc. (a) ..................      2,800          5,544
     Sturm, Ruger & Company, Inc. (a) (b) ...........    101,197        723,558
                                                                   ------------
                                                                        729,102
                                                                   ------------
   MEDIA -- 0.4%
     Cumulus Media, Inc. - Class A (a) ..............     16,149         16,956
     Liberty Media Corporation - Capital Group -
       Series A (a) (b) .............................    159,950      1,089,260
     LodgeNet Interactive Corporation (a) ...........     42,629         42,629
     Rentrak Corporation (a) ........................     12,957        147,062
     Saga Communications, Inc. - Class A (a) ........     10,500         56,175
                                                                   ------------
                                                                      1,352,082
                                                                   ------------
   MULTI-LINE RETAIL -- 0.1%
     Retail Ventures, Inc. (a) ......................    192,053        395,629
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 3.7% (CONTINUED)
   SPECIALTY RETAIL -- 0.6%
     A.C. Moore Arts & Crafts, Inc. (a) .............     66,295   $    184,300
     Foot Locker, Inc. (b) ..........................     40,800        596,496
     Franklin Covey Company (a) .....................     36,222        184,732
     Gander Mountain Company (a) ....................      6,656         13,512
     New York & Company, Inc. (a) (b) ...............    175,629        495,274
     Office Depot, Inc. (a) .........................    153,560        552,816
     Trans World Entertainment Corporation (a) ......        875          2,100
     Wet Seal, Inc. (The) - Class A (a) .............     50,200        147,588
                                                                   ------------
                                                                      2,176,818
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
     Fuqi International, Inc. (a) (b) ...............    143,591      1,135,805
     Heelys, Inc. (a) ...............................     35,504        124,619
     Unifi, Inc. (a) (b) ............................    251,125      1,205,400
                                                                   ------------
                                                                      2,465,824
                                                                   ------------
CONSUMER STAPLES -- 1.8%
   FOOD PRODUCTS -- 0.9%
     Darling International, Inc. (a) (b) ............    144,207      1,087,321
     Del Monte Foods Company (b) ....................    203,921      1,286,741
     Omega Protein Corporation (a) (b) ..............    137,205      1,012,573
                                                                   ------------
                                                                      3,386,635
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.2%
     Central Garden & Pet Company (a) (b) ...........    173,092        585,051
     Oil-Dri Corporation of America .................        600          9,930
                                                                   ------------
                                                                        594,981
                                                                   ------------
   PERSONAL PRODUCTS -- 0.6%
     NBTY, Inc. (a) (b) .............................     49,906      1,166,303
     Nutraceutical International Corporation (a) (b)      34,212        313,040
     Parlux Fragrances, Inc. (a) ....................    126,835        409,677
     Physicians Formula Holdings, Inc. (a) ..........      6,097         21,522
     Prestige Brands Holdings, Inc. (a) .............     43,791        302,596
                                                                   ------------
                                                                      2,213,138
                                                                   ------------
   TOBACCO -- 0.1%
     Star Scientific, Inc. (a) (b) ..................    180,208        573,062
                                                                   ------------

ENERGY -- 3.1%
   ENERGY EQUIPMENT & SERVICES -- 0.9%
     Boots & Coots International Well
     Control, Inc. (a) (b) ..........................    323,278        556,038
     Gulf Island Fabrication, Inc. (b) ..............     49,926        984,041
     OMNI Energy Services Corporation (a) (b) .......     64,859        145,933
     TETRA Technologies, Inc. (a) (b) ...............    162,000      1,127,520
     TGC Industries, Inc. (a) .......................      7,005         15,761
     Union Drilling, Inc. (a) (b) ...................    104,543        572,896
                                                                   ------------
                                                                      3,402,189
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY -- 3.1% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS -- 2.2%
     Adams Resources & Energy, Inc. .................      2,648   $     49,253
     Approach Resources, Inc. (a) (b) ...............     90,497        986,417
     Barnwell Industries, Inc. ......................        600          3,840
     BMB Munai, Inc. (a) ............................     79,772        198,632
     Clayton Williams Energy, Inc. (a) (b) ..........     24,620      1,192,347
     Contango Oil & Gas Company (a) (b) .............     26,636      1,464,980
     CREDO Petroleum Corporation (a) ................     15,747        137,786
     CVR Energy, Inc. (a) (b) .......................    150,843        598,847
     Delek US Holdings, Inc. ........................     20,100        112,359
     Edge Petroleum Corporation (a) .................     61,743         36,428
     Evolution Petroleum Corporation (a) ............      2,504          4,082
     GeoResources, Inc. (a) (b) .....................     95,511      1,426,934
     Gulfport Energy Corporation (a) (b) ............    168,149      1,185,450
     North European Oil Royalty Trust ...............        552         16,726
     RAM Energy Resources, Inc. (a) (b) .............    281,221        345,902
     Venoco, Inc. (a) (b) ...........................    116,600        493,218
                                                                   ------------
                                                                      8,253,201
                                                                   ------------
FINANCIALS -- 8.4%
   CAPITAL MARKETS -- 1.2%
     BGC Partners, Inc. - Class A (b) ...............    227,180        929,166
     Cowen Group, Inc. (a) ..........................     55,563        392,831
     GLG Partners, Inc. (b) .........................    250,490        801,568
     Highland Distressed Opportunities, Inc. ........     15,394         31,096
     Investment Technology Group, Inc. (a) (b) ......     47,464        968,740
     Kohlberg Capital Corporation ...................     96,283        538,222
     LaBranche & Company, Inc. (a) ..................     91,170        567,989
     TICC Capital Corporation .......................     63,958        223,853
     Westwood Holdings Group, Inc. ..................      6,164        236,389
                                                                   ------------
                                                                      4,689,854
                                                                   ------------
   COMMERCIAL BANKS -- 1.2%
     Bancorp Rhode Island, Inc. .....................     10,571        256,030
     Bank of Granite Corporation ....................      6,296         24,240
     Cadence Financial Corporation ..................      3,975         29,812
     Cascade Financial Corporation ..................      5,900         41,005
     Center Financial Corporation (b) ...............     91,627        943,758
     First Citizens BancShares, Inc. - Class A (b) ..      6,622      1,012,636
     First Security Group, Inc. (b) .................     12,044         90,209
     First State Bancorporation .....................      8,036         29,733
     German American Bancorp, Inc. ..................        379          4,320
     Harleysville National Corporation ..............     19,677        272,920
     Independent Bank Corporation ...................     75,075        275,525
     NewBridge Bancorp ..............................      2,914         10,986
     Northrim BanCorp, Inc. .........................      1,598         21,078
     Porter Bancorp, Inc. ...........................        106          1,961
     Republic Bancorp, Inc. - Class A (b) ...........     43,436        999,897
     Santander BanCorp (b) ..........................     54,138        513,770

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
===============================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
-------------------------------------------------------------------------------
FINANCIALS -- 8.4% (CONTINUED)
   COMMERCIAL BANKS -- 1.2% (CONTINUED)
     Taylor Capital Group, Inc. .....................      8,097   $     91,091
     TIB Financial Corporation ......................        921          4,154
     United Security Bancshares, Inc. ...............        553         11,060
                                                                   ------------
                                                                      4,634,185
                                                                   ------------
   CONSUMER FINANCE -- 0.5%
     EZCORP, Inc. - Class A (a) (b) .................     78,603      1,245,072
     QC Holdings, Inc. ..............................      4,577         36,891
     Rewards Network, Inc. (a) ......................     34,289        130,298
     Student Loan Corporation (The) (b) .............     18,049        658,788
                                                                   ------------
                                                                      2,071,049
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     Compass Diversified Holdings (b) ...............     90,782      1,107,540
     Encore Capital Group, Inc. (a) .................      8,165         76,425
     Marlin Business Services Corporation (a) .......      1,300          5,148
                                                                   ------------
                                                                      1,189,113
                                                                   ------------
   INSURANCE -- 3.5%
     Affirmative Insurance Holdings, Inc. ...........     42,828         50,965
     Allied World Assurance Company Holdings Ltd. (b)     43,642      1,399,599
     American Physicians Service Group, Inc. ........     18,332        359,307
     Amerisafe, Inc. (a) ............................     14,300        246,532
     Castlepoint Holdings Ltd. (b) ..................    113,502      1,023,788
     Conseco, Inc. (a) (b) ..........................    135,314        251,684
     Eastern Insurance Holdings, Inc. (b) ...........     12,269        115,206
     Erie Indemnity Company - Class A (b) ...........     33,685      1,252,745
     First Mercury Financial Corporation (a) (b) ....     89,869        969,687
     Hallmark Financial Services, Inc. (a) ..........     16,559        107,634
     Hanover Insurance Group, Inc. (The) (b) ........     30,659      1,203,366
     HCC Insurance Holdings, Inc. ...................      4,700        103,682
     Meadowbrook Insurance Group, Inc. ..............     20,866        109,964
     Navigators Group, Inc. (The) (a) (b) ...........     24,700      1,247,597
     Odyssey Re Holdings Corporation (b) ............     33,244      1,311,143
     OneBeacon Insurance Group Ltd. (b) .............     69,578        960,176
     StanCorp Financial Group, Inc. (b) .............     31,486      1,073,043
     Unitrin, Inc. (b) ..............................     62,970      1,322,370
     Universal Insurance Holdings, Inc. .............     24,256         65,006
     Willis Group Holdings Ltd. .....................      1,015         26,634
                                                                   ------------
                                                                     13,200,128
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.6%
     American Land Lease, Inc. (b) ..................     24,954        214,854
     AmREIT, Inc. - Class A .........................        925          5,550
     Brandywine Realty Trust (b) ....................    147,418      1,273,692
     DuPont Fabros Technology, Inc. .................    118,050        735,451
     Gladstone Commercial Corporation ...............      1,727         20,171
     Hatteras Financial Corporation (b) .............     51,344      1,119,299
     LTC Properties, Inc. (b) .......................     50,600      1,223,002
     MFA Mortgage Investments, Inc. (b) .............    201,675      1,109,213

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 8.4% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS -- 1.6% (CONTINUED)
     Monmouth Real Estate Investment
     Corporation - Class A ..........................      3,725   $     27,192
     Supertel Hospitality, Inc. (b) .................     68,654        156,531
     UMH Properties, Inc. ...........................      1,800         10,710
     Urstadt Biddle Properties, Inc. ................        299          4,910
                                                                   ------------
                                                                      5,900,575
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 0.1%
     BankAtlantic Bancorp, Inc. - Class A ...........     14,800         91,316
     First Defiance Financial Corporation ...........      3,792         38,109
     Home Federal Bancorp, Inc. .....................      3,579         41,481
     Kentucky First Federal Bancorp .................        675          6,419
     Parkvale Financial Corporation .................        160          2,397
     Prudential Bancorp, Inc. of Pennsylvania .......      2,100         20,181
     Willow Financial Bancorp, Inc. (a) .............      9,346         80,843
                                                                   ------------
                                                                        280,746
                                                                   ------------
HEALTH CARE -- 5.9%
   BIOTECHNOLOGY -- 0.6%
     Altus Pharmaceuticals, Inc. (a) ................      2,139          1,219
     Avigen, Inc. (a) ...............................     13,191          7,915
     Emergent BioSolutions, Inc. (a) (b) ............     76,129      1,371,083
     Micromet, Inc. (a) (b) .........................    217,817        903,941
     Poniard Pharmaceuticals, Inc. (a) ..............     10,300         32,342
     SIGA Technologies, Inc. (a) ....................     29,627         97,473
                                                                   ------------
                                                                      2,413,973
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
     Anika Therapeutics, Inc. (a) (b) ...............     23,147        139,576
     AtriCure, Inc. (a) .............................      4,205         27,206
     ATS Medical, Inc. (a) ..........................     59,812        158,502
     Endologix, Inc. (a) ............................      4,227          8,750
     Exactech, Inc. (a) (b) .........................     57,959      1,170,772
     HealthTronics, Inc. (a) ........................     46,553         90,313
     Home Diagnostics, Inc. (a) (b) .................     40,356        351,501
     Medical Action Industries, Inc. (a) ............      6,500         74,750
     Sonic Innovations, Inc. (a) ....................     10,300         17,407
     STAAR Surgical Company (a) .....................     59,981        147,553
     STERIS Corporation .............................     23,000        782,920
     Teleflex, Inc. (b) .............................     11,690        619,453
     VNUS Medical Technologies, Inc. (a) (b) ........     63,112        973,818
     Young Innovations, Inc. (b) ....................     12,167        206,839
                                                                   ------------
                                                                      4,769,360
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.5%
     Alliance Imaging, Inc. (a) (b) .................    135,662      1,105,645
     Allion Healthcare, Inc. (a) ....................     34,138        147,817
     Almost Family, Inc. (a) (b) ....................     29,538      1,422,550
     America Service Group, Inc. (a) ................      4,670         40,956
     American CareSource Holdings, Inc. (a) .........        500          3,750
     Animal Health International, Inc. (a) ..........     48,995        316,018

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 5.9% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES -- 3.5% (CONTINUED)
     BioScrip, Inc. (a) (b) .........................    138,989   $    416,967
     CardioNet, Inc. (a) (b) ........................     55,603      1,422,881
     Corvel Corporation (a) .........................      5,342        143,272
     Ensign Group, Inc. (The) (b) ...................     49,578        812,583
     Genoptix, Inc. (a) (b) .........................     33,538      1,121,511
     Health Grades, Inc. (a) ........................     79,791        171,551
     Hythiam, Inc. (a) ..............................        100             64
     IPC The Hospitalist Company, Inc. (a) (b) ......     55,104      1,121,917
     LHC Group, Inc. (a) (b) ........................     40,657      1,434,379
     Skilled Healthcare Group, Inc. - Class A (a) (b)     64,956        797,660
     U.S. Physical Therapy, Inc. (a) ................     21,111        293,021
     Universal American Financial Corporation (a) (b)    152,120      1,346,262
     WellCare Health Plans, Inc. (a) (b) ............     47,105      1,138,528
                                                                   ------------
                                                                     13,257,332
                                                                   ------------
   HEALTH CARE TECHNOLOGY -- 0.2%
     Computer Programs & Systems, Inc. ..............     18,527        513,013
     iCad, Inc. (a) .................................     92,152        234,066
     Transcend Services, Inc. (a) ...................      5,950         67,235
                                                                   ------------
                                                                        814,314
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 0.3%
     Bio-Imaging Technologies, Inc. (a) .............      5,800         23,548
     Bruker Corporation (a) (b) .....................    148,277        606,453
     Life Sciences Research, Inc. (a) ...............      7,332        135,202
     MEDTOX Scientific, Inc. (a) (b) ................     29,852        294,042
                                                                   ------------
                                                                      1,059,245
                                                                   ------------
   PHARMACEUTICALS -- 0.0%
     Emisphere Technologies, Inc. (a) ...............      9,544         11,644
                                                                   ------------

INDUSTRIALS -- 10.0%
   AEROSPACE & DEFENSE -- 1.4%
     Argon ST, Inc. (a) (b) .........................     48,431      1,010,271
     Astronics Corporation (a) (b) ..................     45,250        565,625
     Astronics Corporation - Class B (a) (b) ........     11,312        136,536
     BE Aerospace, Inc. (a) (b) .....................    101,777      1,309,870
     Esterline Technologies Corporation (a) (b) .....     29,879      1,077,138
     Stanley, Inc. (a) (b) ..........................     33,620      1,151,821
                                                                   ------------
                                                                      5,251,261
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.6%
     Atlas Air Worldwide Holdings, Inc. (a) (b) .....     50,774        980,954
     UTI Worldwide, Inc. (b) ........................     98,994      1,164,169
                                                                   ------------
                                                                      2,145,123
                                                                   ------------
   AIRLINES -- 0.3%
     Copa Holdings SA - Class A (b) .................     42,717      1,083,730
                                                                   ------------

   BUILDING PRODUCTS -- 0.3%
     Armstrong World Industries, Inc. (a) (b) .......     66,572      1,306,808
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.0% (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES -- 1.7%
     Alternative Asset Management Acquisition
       Corporation (a) ..............................      2,900   $     26,477
     American Ecology Corporation (b) ...............     55,061        965,770
     Cornell Companies, Inc. (a) (b) ................     52,864      1,203,713
     EnergySolutions, Inc. (b) ......................    198,154        893,675
     Hicks Acquisition Company I, Inc. (a) ..........     11,100         99,900
     IKON Office Solutions, Inc. (b) ................     69,070      1,190,076
     Intersections, Inc. (a) ........................        916          7,694
     North American Galvanizing & Coatings, Inc. (a)      64,584        237,023
     NRDC Acquisition Corporation (a) ...............      9,559         86,031
     NTR Acquisition Company (a) ....................      2,334         22,616
     PeopleSupport, Inc. (a) (b) ....................     90,181      1,103,365
     PRG-Schultz International, Inc. (a) (b) ........    112,765        478,124
     Triplecrown Acquisition Corporation (a) ........     19,763        174,903
                                                                   ------------
                                                                      6,489,367
                                                                   ------------
   CONSTRUCTION & ENGINEERING -- 0.6%
     MasTec, Inc. (a) (b) ...........................    122,143      1,065,087
     Michael Baker Corporation (a) (b) ..............     43,461      1,035,676
     Sterling Construction Company, Inc. (a) ........     11,879        156,921
                                                                   ------------
                                                                      2,257,684
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 0.8%
     Chase Corporation (b) ..........................     21,766        317,348
     Fushi Copperweld, Inc. (a) (b) .................    139,499        620,771
     Magnetek, Inc. (a) .............................     34,229         73,592
     Polypore International, Inc. (a) (b) ...........     87,099        742,954
     Powell Industries, Inc. (a) (b) ................     38,405        710,877
     Thomas & Betts Corporation (a) (b) .............     19,959        474,026
                                                                   ------------
                                                                      2,939,568
                                                                   ------------
   MACHINERY -- 1.0%
     American Railcar Industries, Inc. ..............      8,000         88,960
     Chart Industries, Inc. (a) (b) .................     66,333        903,455
     Crane Company (b) ..............................     72,076      1,179,884
     Hardinge, Inc. .................................     32,175        224,260
     L.S. Starrett Company (The) ....................     11,458        162,704
     TurboChef Technologies, Inc. (a) ...............    105,970        533,029
     Xerium Technologies, Inc. (b) ..................    196,686        765,109
                                                                   ------------
                                                                      3,857,401
                                                                   ------------
   MARINE -- 0.4%
     International Shipholding Corporation (a) (b) ..     25,542        628,078
     Star Bulk Carriers Corporation .................      8,018         28,945
     Ultrapetrol (Bahamas) Ltd. (a) .................    157,711        652,923
                                                                   ------------
                                                                      1,309,946
                                                                   ------------
   PROFESSIONAL SERVICES -- 1.4%
     Acacia Research Corporation (a) ................      7,786         20,088
     Barrett Business Services, Inc. ................     11,857        130,427
     Corporate Executive Board Company (The) (b) .. .     45,700      1,363,231
     Diamond Management & Technology
       Consultants, Inc. ............................    100,506        400,014

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.0% (CONTINUED)
   PROFESSIONAL SERVICES -- 1.4% (CONTINUED)
     GP Strategies Corporation (a) ..................     44,494   $    267,854
     ICF International, Inc. (a) (b) ................     64,600      1,200,268
     Volt Information Sciences, Inc. (a) (b) ........    122,456        936,788
     VSE Corporation (b) ............................     30,626      1,004,227
                                                                   ------------
                                                                      5,322,897
                                                                   ------------
   ROAD & RAIL -- 0.5%
     Marten Transport Ltd. (a) (b) ..................     67,977      1,249,417
     PAM Transportation Services, Inc. (a) ..........      4,186         36,335
     Saia, Inc. (a) .................................     26,386        279,955
     USA Truck, Inc. (a) ............................     30,003        443,144
                                                                   ------------
                                                                      2,008,851
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.8%
     DXP Enterprises, Inc. (a) (b) ..................     74,548      1,040,690
     Textainer Group Holdings Ltd. (b) ..............     68,991        760,971
     WESCO International, Inc. (a) (b) ..............     63,808      1,268,503
                                                                   ------------
                                                                      3,070,164
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE -- 0.2%
     CAI International, Inc. (a) ..................       86,565        685,595
                                                                   ------------

INFORMATION TECHNOLOGY -- 11.8%
   COMMUNICATIONS EQUIPMENT -- 1.7%
     Acme Packet, Inc. (a) (b) ......................    216,838      1,027,812
     BigBand Networks, Inc. (a) (b) .................    191,040        706,848
     Cogo Group, Inc. (a) (b) .......................    224,591      1,221,775
     Extreme Networks, Inc. (a) .....................     73,660        135,534
     Neutral Tandem, Inc. (a) (b) ...................     69,745      1,214,958
     Opnext, Inc. (a) (b) ...........................    189,117        756,468
     Tellabs, Inc. (a) (b) ..........................    317,111      1,344,551
     Zhone Technologies, Inc. (a) ...................     46,028          5,615
                                                                   ------------
                                                                      6,413,561
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 1.0%
     3PAR, Inc. (a) .................................     85,881        547,921
     Compellant Technologies, Inc. (a) (b) ..........     92,471      1,007,934
     Netezza Corporation (a) (b) ....................    120,771      1,171,479
     Super Micro Computer, Inc. (a) (b) .............    110,859        696,194
     TransAct Technologies, Inc. (a) ................     55,973        391,811
                                                                   ------------
                                                                      3,815,339
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
     COMPONENTS -- 1.1%
     Frequency Electronics, Inc. ....................        400          1,724
     Keithley Instruments, Inc. .....................     23,355         99,259
     LoJack Corporation (a) .........................      6,400         27,968
     Multi-Fineline Electronix, Inc. (a) (b) ........     94,826      1,107,568
     National Instruments Corporation (b) ...........     46,273      1,175,334
     PC Connection, Inc. (a) ........................     61,658        372,414
     Spectrum Control, Inc. (a) (b) .................     55,488        345,690
     TESSCO Technologies, Inc. (a) ..................        900          9,873

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.8% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
     COMPONENTS -- 1.1% (CONTINUED)
     Vishay Intertechnology, Inc. (a) (b) ...........    250,351   $  1,079,013
     Zones, Inc. (a) ................................      2,080         16,869
                                                                   ------------
                                                                      4,235,712
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 0.3%
     Internap Network Services Corporation (a) ......    151,106        432,163
     Limelight Networks, Inc. (a) (b) ...............    253,810        604,068
     NaviSite, Inc. (a) .............................      6,200          3,100
                                                                   ------------
                                                                      1,039,331
                                                                   ------------
   IT SERVICES -- 2.6%
     Computer Task Group, Inc. (a) ..................      5,453         27,210
     Convergys Corporation (a) (b) ..................    101,498        780,520
     ExlService Holdings, Inc. (a) ..................     64,991        474,434
     iGATE Corporation (a) (b) ......................    143,227        972,511
     Integral Systems, Inc. (a) (b) .................     63,264      1,554,397
     Mastech Holdings, Inc. (a) .....................      5,995          9,292
     NCI, Inc. - Class A (a) (b) ....................     49,371      1,175,030
     Online Resources Corporation (a) ...............     39,864        139,524
     Sapient Corporation (a) (b) ....................    230,190      1,263,743
     SI International, Inc. (a) (b) .................     37,268      1,073,318
     Startek, Inc. (a) ..............................      7,371         24,398
     TeleTech Holdings, Inc. (a) (b) ................    134,665      1,217,372
     Tier Technologies, Inc. (a) ....................     25,369        151,707
     Unisys Corporation (a) (b) .....................    296,545        450,748
     Virtusa Corporation (a) ........................     74,540        410,715
                                                                   ------------
                                                                      9,724,919
                                                                   ------------
   OFFICE ELECTRONICS -- 0.3%
     Zebra Technologies Corporation - Class A (a) (b)     54,339      1,099,821
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
     Atmel Corporation (a) (b) ......................    299,705      1,243,776
     AuthenTec, Inc. (a) ............................     19,864         37,344
     AXT, Inc. (a) (b) ..............................    103,360        164,343
     Eagle Test Systems, Inc. (a) (b) ...............     68,309      1,034,198
     Fairchild Semiconductor International,
        Inc. (a) (b) ................................    203,143      1,153,852
     Integrated Device Technology, Inc. (a) (b) .....    168,000      1,068,480
     Integrated Silicon Solution, Inc. (a) ..........     14,400         26,064
     International Rectifier Corporation (a) (b) ....     89,500      1,381,880
     Mindspeed Technologies, Inc. (a) ...............     20,936         30,357
     Nanometrics, Inc. (a) ..........................     19,386         23,845
     Pericom Semiconductor Corporation (a) ..........     39,102        304,996
     Photronics, Inc. (a) ...........................    251,615        173,614
     Ramtron International Corporation (a) ..........     14,662         34,309
     Teradyne, Inc. (a) (b) .........................    186,800        952,680
     Virage Logic Corporation (a) ...................      4,543         20,534
     White Electronic Designs Corporation (a) .......      4,861         19,396
                                                                   ------------
                                                                      7,669,668
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.8% (CONTINUED)
   SOFTWARE -- 2.8%
     ArcSight, Inc. (a) (b) .........................    140,993   $    833,269
     Cadence Design Systems, Inc. (a) ...............     64,459        262,348
     Digimarc Corporation (a) (b) ...................     25,286        252,857
     Dynamics Research Corporation (a) ..............        639          4,920
     Ebix, Inc. (a) (b) .............................     30,689        780,421
     Glu Mobile, Inc. (a) ...........................     14,324         12,748
     Guidance Software, Inc. (a) ....................     53,259        151,788
     Magma Design Automation, Inc. (a) ..............    146,557        382,514
     NetScout Systems, Inc. (a) (b) .................    122,204      1,175,602
     Novell, Inc. (a) (b) ...........................    250,719      1,168,351
     Parametric Technology Corporation (a) (b) ......     91,903      1,193,820
     Pegasystems, Inc. (b) ..........................     92,047      1,203,975
     PROS Holdings, Inc. (a) (b) ....................    125,589        674,413
     Quest Software, Inc. (a) (b) ...................     97,714      1,294,711
     SumTotal Systems, Inc. (a) .....................     67,463        216,556
     TeleCommunication Systems, Inc. (a) (b) ........    152,087      1,046,359
                                                                   ------------
                                                                     10,654,652
                                                                   ------------
MATERIALS -- 2.7%
   CHEMICALS -- 1.6%
     American Pacific Corporation (a) ...............      3,660         42,273
     Chemtura Corporation (b) .......................    152,768        264,289
     Hercules, Inc. (b) .............................     66,100      1,111,141
     Innophos Holdings, Inc. ........................     30,300        810,525
     KMG Chemicals, Inc. (b) ........................     15,454         62,589
     OMNOVA Solutions, Inc. (a) .....................     31,492         38,735
     Quaker Chemical Corporation (b) ................     48,111        920,363
     Scotts Miracle-Gro Company (The) -
        Class A (b) .................................     50,799      1,326,870
     Solutia, Inc. (a) (b) ..........................    135,277      1,304,070
     Stepan Company .................................      7,500        268,725
                                                                   ------------
                                                                      6,149,580
                                                                   ------------
   CONSTRUCTION MATERIALS -- 0.0%
     U.S. Concrete, Inc. (a) ........................     18,126         57,097
                                                                   ------------

   CONTAINERS & PACKAGING -- 0.1%
     BWAY Holding Company (a) .......................     14,626        109,403
     Graphic Packaging Holding Company (a) ..........     30,752         56,891
     Smurfit-Stone Container Corporation (a) (b) ....    167,618        226,284
                                                                   ------------
                                                                        392,578
                                                                   ------------
   METALS & MINING -- 1.0%
     A.M. Castle & Company (b) ......................     87,081      1,059,776
     ASA Ltd. .......................................        100          3,808
     Carpenter Technology Corporation (b) ...........     58,759      1,063,538
     General Steel Holdings, Inc. (a) ...............    130,002        616,210
     Horsehead Holding Corporation (a) ..............    188,303        651,528
     Sutor Technology Group Ltd. (a) ................    101,382        217,971
                                                                   ------------
                                                                      3,612,831
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 49.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 2.7% (CONTINUED)
   PAPER & FOREST PRODUCTS -- 0.0%
     Verso Paper Corporation ........................    131,913   $    204,465
                                                                   ------------

TELECOMMUNICATION SERVICES -- 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
     HickoryTech Corporation ........................      3,895         24,344
     NTELOS Holdings Corporation ....................     28,400        738,400
     SureWest Communications (b) ....................     63,964      1,130,244
                                                                   ------------
                                                                      1,892,988
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     Syniverse Holdings, Inc. (a) (b) ...............     65,026      1,222,489
                                                                   ------------

UTILITIES -- 0.8%
   ELECTRIC UTILITIES -- 0.0%
     Unitil Corporation .............................        200          4,800
                                                                   ------------

   GAS UTILITIES -- 0.4%
     Atmos Energy Corporation (b) ...................     54,328      1,318,540
                                                                   ------------

   INDEPENDENT POWER PRODUCERS &
     ENERGY TRADERS -- 0.0%
     Synthesis Energy Systems, Inc. (a) .............     59,743        131,435
                                                                   ------------

   MULTI-UTILITIES -- 0.4%
     Vectren Corporation (b) ........................     53,785      1,355,382
                                                                   ------------

   WATER UTILITIES -- 0.0%
     Artesian Resources Corporation - Class A .......      2,895         41,775
     York Water Company .............................      2,197         26,364
                                                                   ------------
                                                                         68,139
                                                                   ------------

     TOTAL COMMON STOCKS (Cost $234,630,435) ........              $185,559,016
                                                                   ------------

================================================================================
CLOSED-END FUNDS -- 16.0%                                 SHARES       VALUE
--------------------------------------------------------------------------------
40/86 Strategic Income Fund .........................     12,171   $     75,947
Aberdeen Asia-Pacific Income Fund, Inc. (b) .........    197,108        823,911
Aberdeen Australia Equity Fund, Inc. ................        100            860
Aberdeen Global Income Fund, Inc. ...................     25,801        211,568
ACM Managed Dollar Income Fund ......................     28,168        131,545
Adams Express Company (The) .........................     41,298        370,443
Advent/Claymore Convertible Securities &
   Income Fund ......................................        100          1,306
Advent/Claymore Enhanced Growth & Income Fund .......     20,011        179,499
Advent/Claymore Global Convertible
   Securities & Income Fund .........................     63,173        389,146

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Alliance California Municipal Income Fund, Inc. .....        800   $      8,880
AllianceBernstein Global High Income Fund, Inc. .....     45,698        384,320
Alpine Global Premier Properties Fund (b) ...........    144,784        644,289
Alpine Total Dynamic Dividend Fund ..................        100            815
American Income Fund, Inc. ..........................        200          1,240
American Select Portfolio ...........................      4,300         40,979
American Strategic Income Portfolio II ..............     11,083         95,757
American Strategic Income Portfolio III .............      3,360         30,408
American Strategic Income Portfolio, Inc. ...........      4,895         42,635
Asia Tigers Fund, Inc. (a) ..........................        111          1,329
Bancroft Fund Ltd. ..................................        200          2,260
BlackRock California Investment Quality
   Municipal Trust ..................................        300          3,084
BlackRock California Municipal Bond Trust ...........        200          2,294
BlackRock California Municipal Income Trust II ......        300          3,045
BlackRock Core Bond Trust ...........................      4,000         38,200
BlackRock Corporate High Yield Fund III, Inc. .......     87,145        366,880
BlackRock Corporate High Yield Fund V, Inc. (b) .....     79,995        563,165
BlackRock Corporate High Yield Fund VI, Inc. ........     55,579        397,946
BlackRock Corporate High Yield Fund, Inc. ...........     30,053        134,337
BlackRock Debt Strategies Fund, Inc. ................        100            360
BlackRock Defined Opportunity Credit Trust ..........        100          1,100
BlackRock Diversified Income Strategies Fund, Inc. ..      3,835         30,872
BlackRock Dividend Achievers Trust ..................        100            920
BlackRock EcoSolutions Investment Trust .............        502          4,618
BlackRock Enhanced Dividend Achievers Trust .........     37,251        315,516
BlackRock Enhanced Equity Yield Fund, Inc. ..........      6,840         65,732
BlackRock Florida Municipal 2020 Term Trust .........        400          4,084
BlackRock Global Energy & Resources Trust ...........     13,300        239,267
BlackRock Global Equity Income Trust (b) ............     64,010        584,411
BlackRock Global Floating Rate Income Trust .........     52,704        507,540
BlackRock High Income Shares ........................    146,414        193,266
BlackRock High Yield Trust ..........................      1,200          5,688
BlackRock Income Opportunity Trust, Inc. ............        780          6,365
BlackRock Income Trust ..............................     42,297        232,211
BlackRock Insured Municipal Income
   Investment Trust .................................      2,200         22,660
BlackRock International Growth & Income Trust (b) ...    16,288        148,058
BlackRock Limited Duration Income Trust .............     25,670        291,611
BlackRock Muni Intermediate Duration Fund, Inc. .....        100          1,120
BlackRock Muni New York Intermediate
   Duration Fund, Inc. ..............................      1,500         14,535
BlackRock MuniEnhanced Fund, Inc. ...................      7,995         58,364
BlackRock MuniHoldings California Insured Fund, Inc..     12,600        127,890
BlackRock MuniHoldings Fund, Inc. ...................      2,350         25,215
BlackRock MuniHoldings Insured Fund II, Inc. ........     12,700        120,650
BlackRock MuniHoldings Insured Fund, Inc. ...........      1,550         14,136
BlackRock MuniHoldings Insured Investment Fund ......     40,920        387,922
BlackRock MuniHoldings New Jersey Insured Fund, Inc..      7,208         78,279
BlackRock MuniHoldings New York Insured Fund, Inc. ..     12,795        128,590
BlackRock MuniYield California Fund, Inc. ...........      5,700         58,311
BlackRock MuniYield California Insured Fund, Inc. ...      5,100         52,377
BlackRock MuniYield Insured Investment Fund .........      1,300         12,181

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
BlackRock MuniYield Investment Fund .................      9,014   $     85,182
BlackRock MuniYield Michigan Insured Fund II, Inc. ..      4,915         46,447
BlackRock MuniYield Michigan Insured Fund, Inc. .....      6,728         68,356
BlackRock MuniYield New Jersey Fund, Inc. ...........      2,262         24,837
BlackRock MuniYield New Jersey Insured Fund, Inc. ...      1,200         12,684
BlackRock MuniYield New York Insured Fund, Inc. .....      3,500         35,175
BlackRock MuniYield Pennsylvania Insured Fund .......     13,524        135,375
BlackRock MuniYield Quality Fund II, Inc. ...........         73            639
BlackRock New York Insured Municipal Income Trust ...      2,100         21,735
BlackRock Pennsylvania Strategic Municipal Trust ....        100            952
BlackRock Preferred & Corporate Income
   Strategies Fund, Inc. ............................     28,226        197,582
BlackRock Preferred & Equity Advantage Trust (b) ....     88,464        828,023
BlackRock Preferred Income Strategies Fund, Inc. (b).    107,728        872,597
BlackRock Preferred Opportunity Trust ...............      5,400         45,954
BlackRock Real Asset Equity Trust (b) ...............     93,253        721,778
BlackRock S&P Quality Rankings Global
   Equity Managed Trust .............................      1,409         14,794
BlackRock Senior High Income Fund, Inc. .............    107,065        305,135
BlackRock Strategic Bond Trust ......................     11,426        101,920
BlackRock Strategic Dividend Achievers Trust ........     15,067        135,754
BlackRock World Investment Trust ....................     43,603        402,020
Calamos Convertible & High Income Fund ..............        100            874
Calamos Global Dynamic Income Fund (b) ..............    127,020        806,577
Calamos Strategic Total Return Fund .................     39,362        273,172
Central Europe & Russia Fund, Inc. (The) ............        100          1,894
Central Securities Corporation ......................        975         18,623
Chartwell Dividend & Income Fund, Inc. ..............      1,850          6,808
Chile Fund, Inc. ....................................      2,570         25,751
Clough Global Allocation Fund .......................      4,450         52,510
Clough Global Equity Fund ...........................     28,351        311,577
Clough Global Opportunities Fund ....................     40,496        417,514
Cohen & Steers Dividend Majors Fund, Inc. ...........        100          1,201
Cohen & Steers Global Income Builder, Inc. ..........      8,236         75,359
Cohen & Steers Premium Income Realty Fund, Inc. .....      5,825         35,008
Cohen & Steers REIT & Preferred Income Fund, Inc. ...      4,785         39,285
Cohen & Steers REIT & Utility Income Fund, Inc. .....      7,200         63,720
Cohen & Steers Select Utility Fund, Inc. ............      3,547         43,912
Cornerstone Progressive Return Fund .................        100            855
Cornerstone Strategic Value Fund, Inc. ..............        728          1,594
Cornerstone Total Return Fund, Inc. .................         73            333
Credit Suisse Asset Management Income Fund, Inc. ....     95,101        232,046
Credit Suisse High Yield Bond Fund ..................      3,700          7,289
Delaware Enhanced Global Dividend & Income Fund .....     46,119        357,422
Delaware Investments Arizona Municipal
   Income Fund, Inc. ................................      1,300         12,844
Delaware Investments Dividend & Income Fund, Inc. ...        257          1,290
Delaware Investments Global Dividend &
   Income Fund, Inc. ................................        500          2,545
Delaware Investments Minnesota Municipal
   Income Fund II ...................................      1,600         18,336
Delaware Investments National Municipal Income Fund.       1,901         17,679
Denali Fund (The) ...................................        100          1,127

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Diamond Hill Financial Trends Fund ..................        300   $      2,304
Dividend Capital Realty Income Allocation Fund ......     45,329        114,229
Dividend Capital Strategic Fund (The) ...............      9,912         38,359
Dow 30 Enhanced Premium & Income Fund, Inc. .........        437          4,243
Dreman/Claymore Dividend & Income Fund ..............    169,859        506,180
Dreyfus High Yield Strategies Fund ..................    203,967        507,878
Dreyfus Municipal Income, Inc. ......................      3,401         23,127
Dreyfus Strategic Municipals, Inc. ..................      6,571         40,083
DTF Tax-Free Income, Inc. ...........................      3,780         42,525
DWS Dreman Value Income Edge Fund (b) ...............    150,092        870,534
DWS Global Commodities Stock Fund, Inc. .............     23,329        237,023
DWS Global High Income Fund, Inc. ...................     21,073        105,365
DWS High Income Trust ...............................     37,232        106,484
DWS Multi-Market Income Trust .......................     22,985        136,531
DWS RREEF Real Estate Fund II, Inc. .................     31,039         89,392
DWS RREEF Real Estate Fund, Inc. ....................     69,068        378,493
DWS RREEF World Real Estate &
   Tactical Strategies Fund, Inc. ...................      5,681         34,029
DWS Strategic Income Trust ..........................      7,270         56,706
DWS Strategic Municipal Income Trust ................        300          2,520
Eagle Capital Growth Fund, Inc. .....................        298          1,520
Eaton Vance Credit Opportunities Fund ...............      3,106         24,848
Eaton Vance Enhanced Equity Income Fund .............     15,604        191,929
Eaton Vance Enhanced Equity Income Fund II ..........      9,700        111,938
Eaton Vance Floating-Rate Income Trust ..............      1,403         13,497
Eaton Vance Insured Michigan Municipal Bond Fund ....        100          1,001
Eaton Vance Insured New York Municipal Bond Fund ....        100          1,025
Eaton Vance Insured Pennsylvania Municipal
   Bond Fund ........................................        300          3,096
Eaton Vance Limited Duration Income Fund ............     37,953        400,784
Eaton Vance Michigan Municipal Income Trust .........        700          6,475
Eaton Vance Pennsylvania Municipal Income Trust .....        500          4,660
Eaton Vance Senior Floating-Rate Trust ..............      4,000         37,920
Eaton Vance Senior Income Trust .....................     19,252         91,254
Eaton Vance Short Duration Diversified Income Fund ..      6,669         84,163
Eaton Vance Tax-Advantaged Dividend Income Fund (b).      97,519      1,261,896
Eaton Vance Tax-Advantaged Global Dividend
   Income Fund (b) ..................................    126,489      1,555,815
Eaton Vance Tax-Advantaged Global
   Dividend Opportunities Fund ......................     16,063        241,427
Eaton Vance Tax-Managed Buy-Write Income Fund .......        100          1,197
Eaton Vance Tax-Managed Buy-Write Opportunities Fund.        194          2,177
Eaton Vance Tax-Managed Diversified Equity
   Income Fund (b) ..................................     63,597        756,804
Eaton Vance Tax-Managed Global Buy-Write
   Opportunities Fund (b) ...........................     76,254        802,955
Eaton Vance Tax-Managed Global Diversified
   Equity Income Fund (b) ...........................    109,692      1,146,281
Ellsworth Fund Ltd. .................................        100            505
Emerging Markets Telecommunications Fund ............      5,955         75,748
Engex, Inc. (a) .....................................        100            460
Equus Total Return, Inc. ............................      8,104         50,002

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
European Equity Fund, Inc. (The) (a) ................        500   $      2,690
Evergreen Global Dividend Opportunity Fund (b) ......     94,407      1,037,533
Evergreen Income Advantage Fund .....................     59,490        371,812
Evergreen International Balanced Income Fund ........      4,100         48,913
Evergreen Multi-Sector Income Fund ..................     29,911        349,360
Fiduciary/Claymore Dynamic Equity Fund ..............        800          3,112
First Financial Fund, Inc ...........................      1,300          7,371
First Israel Fund, Inc. .............................      1,818         20,271
First Trust Active Dividend Income Fund (The) .......      2,700         25,299
First Trust Enhanced Equity Income Fund .............     37,127        362,360
First Trust Specialty Finance & Finance
   Opportunities Fund ...............................      1,100          5,918
First Trust Strategic High Income Fund II ...........     12,145         87,323
First Trust Strategic High Income Fund III ..........      1,000          5,240
First Trust Tax-Advantaged Preferred Income Fund ....      6,285         32,368
First Trust/Aberdeen Global Opportunity Fund ........     42,442        422,298
First Trust/FIDAC Mortgage Income Fund ..............      1,829         28,734
First Trust/Four Corners Senior Floating
   Rate Income Fund .................................     12,642        104,929
First Trust/Four Corners Senior Floating
   Rate Income Fund II ..............................     26,512        224,026
Flaherty & Crumrine Preferred Income Fund ...........      2,300         13,179
Flaherty & Crumrine Preferred Income
   Opportunity Fund, Inc. ...........................     21,888        104,187
Flaherty & Crumrine/Claymore Preferred
   Securities Income Fund, Inc. .....................     18,453        162,386
Flaherty & Crumrine/Claymore Total Return Fund, Inc..     31,422        285,940
Foxby Corporation ...................................      1,100            726
Franklin Templeton Limited Duration Income Trust ....     20,147        161,176
Franklin Universal Trust ............................      6,400         25,728
Gabelli Dividend & Income Trust (b) .................    111,667      1,267,420
Gabelli Global Deal Fund ............................     41,788        549,512
Gabelli Global Multimedia Trust, Inc. ...............      8,265         38,845
Gabelli Global Utility & Income Trust ...............        100          1,685
Gabelli Healthcare & WellnessRx Trust (The) .........        550          2,915
General American Investors Company, Inc. ............      1,400         27,762
Global High Income Fund, Inc. .......................        848          6,971
Global Income & Currency Fund .......................      2,515         36,291
Global Income Fund ..................................      2,900          7,830
H&Q Life Sciences Investors .........................      8,969         83,860
Hartford Income Shares Fund .........................        100            496
Herzfeld Caribbean Basin Fund, Inc. .................      1,282          5,910
High Yield Income Fund, Inc. ........................      4,541         13,941
High Yield Plus Fund, Inc. (The) ....................     24,357         49,201
Highland Credit Strategies Fund .....................     10,763         97,513
Hyperion Brookfield Strategic Mortgage
   Income Fund, Inc. ................................     14,370         98,578
Hyperion Brookfield Total Return Fund, Inc. .........     55,758        281,578
Indonesia Fund, Inc. ................................     30,173        122,201
ING Asia Pacific High Dividend Equity Income Fund ...      3,966         43,785
ING Clarion Global Real Estate Income Fund ..........    144,489        810,583
ING Clarion Real Estate Income Fund .................     13,951         67,941
ING Global Advantage & Premium Opportunity Fund .....      1,150         12,236
ING Global Equity Dividend & Premium
   Opportunity Fund (b) .............................     88,677        952,391
ING Prime Rate Trust ................................     62,425        236,591

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
ING Risk Managed Natural Resources Fund (b) .........     49,508   $    650,535
Investment Grade Municipal Income Fund ..............      1,300         13,962
Japan Equity Fund (a) ...............................      2,700         13,878
John Hancock Bank & Thrift Opportunity Fund .........     45,179        201,047
John Hancock Income Securities Trust ................        300          2,901
John Hancock Tax-Advantage Global
   Shareholder Yield Fund ...........................     10,038        110,418
Kayne Anderson Energy Total Return Fund, Inc. .......      3,782         61,533
Korea Fund, Inc. ....................................         94          1,119
Latin America Equity Fund, Inc. .....................        100          2,217
Lazard Global Total Return & Income Fund, Inc. ......        100          1,297
Lazard World Dividend & Income Fund, Inc. ...........      2,137         19,960
Lehman Brothers First Trust Income
   Opportunity Fund .................................     49,696        327,994
Liberty All Star Equity Fund ........................    107,481        417,026
LMP Capital & Income Fund, Inc. .....................     10,378         94,128
LMP Corporate Loan Fund, Inc. .......................     27,936        193,317
LMP Real Estate Income Fund, Inc. ...................      7,935         51,419
Macquarie Global Infrastructure Total
   Return Fund, Inc. (b) ............................     62,952        823,412
Macquarie/First Trust Global Infrastructure/
   Utilities Dividend & Income Fund .................     15,303        171,547
Madison Strategic Sector Premium Fund ...............        300          2,985
Madison/Claymore Covered Call & Equity Strategy Fund.        800          5,632
Malaysia Fund, Inc. .................................     15,096         95,256
Managed High Yield Plus Fund, Inc. ..................     17,788         31,663
Massachusetts Health & Education Tax-Exempt Trust ...        404          3,604
MBIA Capital/Claymore Managed Duration
   Investment Grade Municipal Fund ..................      2,000         18,440
Mexico Equity & Income Fund, Inc. ...................        100          1,270
Mexico Fund, Inc. (The) .............................        600          9,936
MFS Charter Income Trust ............................     16,486        117,545
MFS InterMarket Income Trust I ......................      2,400         15,672
MFS Intermediate High Income Fund ...................     23,114         42,530
MFS Intermediate Income Trust .......................     10,786         63,853
MFS Multimarket Income Trust ........................     62,021        291,499
MFS Municipal Income Trust ..........................      8,800         43,208
MFS Special Value Trust .............................      1,400          6,580
Morgan Stanley Asia-Pacific Fund, Inc. ..............      1,350         14,917
Morgan Stanley California Insured Municipal
   Income Trust .....................................      7,550         80,785
Morgan Stanley California Quality Municipal
   Securities .......................................        600          6,354
Morgan Stanley Eastern Europe Fund, Inc. ............        185          2,109
Morgan Stanley Emerging Markets Debt Fund, Inc. .....     34,108        228,865
Morgan Stanley Emerging Markets
   Domestic Debt Fund, Inc. (b) .....................    146,968      1,425,590
Morgan Stanley Global Opportunity Bond Fund, Inc. ...      5,956         26,266
Morgan Stanley Insured California Municipal
   Securities .......................................      1,900         23,845
Morgan Stanley Insured Municipal Bond Trust .........      2,900         29,290
Morgan Stanley Insured Municipal Income Trust .......      2,900         31,204
Morgan Stanley Insured Municipal Trust ..............      7,250         74,312
Morgan Stanley Municipal Premium Income Trust .......     10,320         62,539
Morgan Stanley New York Quality Municipal Securities.        990         10,415
Morgan Stanley Quality Municipal Income Trust .......      3,150         29,043

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Morgan Stanley Quality Municipal Investment Trust ...      2,400   $     23,472
Morgan Stanley Quality Municipal Securities .........      1,100         11,605
Nasdaq Premium Income & Growth Fund, Inc. ...........      3,693         40,291
Neuberger Berman California Intermediate
   Municipal Fund, Inc. .............................          1             11
Neuberger Berman Dividend Advantage Fund, Inc. ......      3,615         28,089
Neuberger Berman Income Opportunity Fund, Inc. ......     19,262         84,753
Neuberger Berman Intermediate Municipal Fund, Inc. ..      3,800         41,800
Neuberger Berman New York Intermediate
   Municipal Fund, Inc. .............................        200          2,114
Neuberger Berman Real Estate Securities
   Income Fund, Inc. ................................     48,250        151,022
New America High Income Fund, Inc. ..................    249,623        252,119
New Germany Fund, Inc. ..............................     30,068        221,902
New Ireland Fund, Inc. ..............................     13,135        117,558
NFJ Dividend, Interest & Premium Strategy Fund ......      3,300         47,388
Nicholas-Applegate Convertible & Income Fund ........        900          4,797
Nicholas-Applegate Equity & Convertible Income Fund .     22,301        293,258
Nuveen Arizona Dividend Advantage Municipal Fund ....        600          5,730
Nuveen California Dividend Advantage Municipal Fund .        100          1,101
Nuveen California Dividend Advantage
   Municipal Fund 2 .................................      1,986         21,012
Nuveen California Investment Quality Municipal Fund .        700          7,602
Nuveen California Municipal Market Opportunity Fund .        400          4,144
Nuveen California Quality Income Municipal Fund .....      1,300         14,170
Nuveen Connecticut Premium Income Municipal Fund ....        100          1,154
Nuveen Core Equity Alpha Fund .......................     13,000        136,890
Nuveen Diversified Dividend & Income Fund ...........     15,861        112,613
Nuveen Dividend Advantage Municipal Fund ............      1,500         16,080
Nuveen Equity Premium & Growth Fund .................     13,200        156,288
Nuveen Equity Premium Advantage Fund ................      6,900         79,005
Nuveen Equity Premium Income Fund ...................        100          1,220
Nuveen Equity Premium Opportunity Fund ..............     53,469        622,914
Nuveen Floating Rate Income Fund ....................    110,836        740,384
Nuveen Floating Rate Income Opportunity Fund (b) ....     85,336        558,951
Nuveen Florida Investment Quality Municipal Fund ....     10,475         99,931
Nuveen Florida Quality Income Municipal Fund ........      7,236         71,853
Nuveen Georgia Premium Income Municipal Fund ........         35            366
Nuveen Global Government Enhanced Income Fund .......     20,271        305,079
Nuveen Global Value Opportunities Fund ..............     18,837        210,409
Nuveen Insured California Premium Income
   Municipal Fund ...................................      1,100         12,727
Nuveen Insured California Premium Income
   Municipal Fund 2 .................................      3,700         37,740
Nuveen Insured Dividend Advantage Municipal Fund ....      2,391         27,305
Nuveen Insured Florida Premium Income
   Municipal Fund ...................................      5,105         53,449
Nuveen Insured Florida Tax Free Advantage
   Municipal Fund ...................................      1,172         12,036
Nuveen Insured Municipal Opportunity Fund, Inc. .....     13,400        150,348
Nuveen Insured New York Premium Income
   Municipal Fund ...................................      1,795         18,991
Nuveen Insured Premium Income Municipal Fund ........     16,478        157,035
Nuveen Insured Tax-Free Advantage Municipal Fund ....        100          1,145
Nuveen Investment Quality Municipal Fund, Inc. ......        400          4,256
Nuveen Maryland Dividend Advantage Municipal Fund 3 .        100          1,051

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Nuveen Maryland Premium Income Municipal Fund .......        200   $      2,178
Nuveen Michigan Dividend Advantage Municipal Fund ...        200          2,062
Nuveen Michigan Premium Income Municipal Fund .......      3,700         38,073
Nuveen Michigan Quality Income Municipal Fund .......        900          9,576
Nuveen Multi-Currency Short-Term
   Government Income Fund (b) .......................    101,702      1,422,811
Nuveen Multi-Strategy Income & Growth Fund (b) ......    352,089      1,742,841
Nuveen Multi-Strategy Income & Growth Fund 2 (b) ....    184,494        922,470
Nuveen Municipal Market Opportunity Fund ............        100          1,152
Nuveen New Jersey Dividend Advantage Municipal Fund .      1,750         17,902
Nuveen New Jersey Investment Quality Municipal Fund .     10,565        109,876
Nuveen New Jersey Premium Income Municipal Fund .....      2,400         26,064
Nuveen New York Dividend Advantage Municipal Fund 2 .        100          1,045
Nuveen New York Investment Quality Municipal Fund ...      9,780        103,961
Nuveen New York Quality Income Municipal Fund, Inc. .      4,950         51,480
Nuveen New York Select Quality Municipal Fund, Inc. .      4,402         46,617
Nuveen Ohio Dividend Advantage Municipal Fund .......        900         10,314
Nuveen Ohio Quality Income Municipal Fund ...........      2,000         23,340
Nuveen Pennsylvania Dividend Advantage Municipal Fund        100          1,075
Nuveen Pennsylvania Dividend Advantage
   Municipal Fund II ................................        700          7,231
Nuveen Pennsylvania Investment Quality
   Municipal Fund ...................................      4,450         45,835
Nuveen Pennsylvania Premium Income Municipal Fund 2 .      6,423         60,055
Nuveen Performance Plus Municipal Fund ..............        200          2,300
Nuveen Premier Insured Municipal Income Fund, Inc. ..        100          1,119
Nuveen Premium Income Municipal Fund ................      5,800         63,394
Nuveen Premium Income Municipal Fund 2 ..............     15,418        158,497
Nuveen Premium Income Municipal Fund 4 ..............      5,600         51,744
Nuveen Quality Income Municipal Fund ................        562          6,559
Nuveen Quality Preferred Income Fund ................     62,945        326,685
Nuveen Real Estate Income Fund ......................      1,400         10,136
Nuveen Select Quality Municipal Fund ................        100          1,099
Nuveen Senior Income Fund ...........................     51,008        214,744
Nuveen Tax-Advantaged Dividend Growth Fund ..........     29,296        287,101
Nuveen Tax-Advantaged Floating Rate Fund ............     63,923        258,888
Nuveen Tax-Advantaged Total Return Strategy Fund ....        200          1,772
Old Mutual Claymore Long-Short Fund .................     24,187        228,567
Petroleum & Resources Corporation ...................        425         10,234
PIMCO Floating Rate Strategy Fund ...................     34,483        270,002
PIMCO Income Opportunity Fund .......................      1,820         32,760
Pioneer Diversified High Income Trust ...............      2,950         38,674
Pioneer Floating Rate Trust .........................      8,340         78,062
Pioneer High Income Trust ...........................        175          1,584
Putnam High Income Securities Fund ..................        100            585
Putnam Managed Municipal Income Trust ...............      5,800         33,060
Putnam Master Intermediate Income Trust (b) .........    116,500        570,850
Putnam Municipal Opportunities Trust ................      9,200         85,836
Putnam Premier Income Trust (b) .....................    196,779        944,539
Reaves Utility Income Fund (The) ....................      7,729        108,051
Renaissance Capital Growth & Income Fund III, Inc. ..      2,700          9,423
RMK Advantage Income Fund, Inc. .....................    115,159        100,442

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
RMK High Income Fund, Inc. ..........................    122,937   $    110,643
RMK Multi-Sector High Income Fund, Inc. .............    228,272        146,094
RMK Strategic Income Fund, Inc. .....................    136,021        111,673
RMR Asia Pacific Real Estate Fund ...................      6,200         43,710
RMR Asia Real Estate Fund (a) .......................     14,849        100,973
RMR Dividend Capture Fund ...........................      3,801         14,026
RMR F.I.R.E. Fund ...................................      3,100          6,975
RMR Hospitality and Real Estate Fund ................      4,154         15,370
RMR Preferred Dividend Fund .........................      1,635          4,431
RMR Real Estate Fund ................................     20,572         77,762
Royce Value Trust, Inc. .............................     10,900        105,185
S&P 500 Covered Call Fund, Inc. .....................        100          1,084
Seligman LaSalle International Real Estate
   Fund, Inc. .......................................     21,912        152,727
Seligman Select Municipal Fund, Inc. ................      1,460         12,921
Singapore Fund, Inc. ................................     19,056        153,210
Source Capital, Inc. ................................        100          3,550
Strategic Global Income Fund, Inc. ..................      1,900         15,998
SunAmerica Focused Alpha Growth Fund, Inc. ..........     10,720        115,240
SunAmerica Focused Alpha Large-Cap Fund, Inc. .......     16,341        183,019
Swill Helvetia Fund, Inc. ...........................     17,505        207,434
Taiwan Greater China Fund (The) (a) .................     10,600         42,188
TCW Strategic Income Fund, Inc. .....................      7,400         22,200
Templeton Dragon Fund, Inc. .........................      1,550         25,017
Templeton Global Income Fund ........................     31,184        228,267
Templeton Russia & East European Fund, Inc. .........        100          2,200
Thai Capital Fund, Inc. (The) .......................        200          1,198
Thai Fund, Inc. (The) ...............................     19,191        106,510
Tortoise North American Energy Corporation ..........      8,934        123,647
Transamerica Income Shares, Inc. ....................      7,795        122,381
TS&W/Claymore Tax-Advantaged Balanced Fund ..........      8,174         66,945
Turkish Investment Fund, Inc. (The) .................        100            620
Van Kampen Dynamic Credit Opportunities Fund (b) ....    173,597      1,551,957
Van Kampen High Income Trust II .....................     18,524         32,047
Van Kampen Senior Income Trust (b) ..................    198,491        700,673
Western Asset Emerging Markets Debt Fund, Inc. (b) ..     72,458        817,326
Western Asset Emerging Markets Income Fund II, Inc. .     40,881        319,689
Western Asset Emerging Markets Income Fund, Inc. ....      9,350         73,211
Western Asset Global High Income Fund, Inc. .........     58,679        425,423
Western Asset Global Partners Income Fund, Inc. .....        429          2,952
Western Asset High Income Fund II, Inc. .............      4,722         28,379
Western Asset High Income Fund, Inc. ................        408          2,534
Western Asset High Income Opportunity Fund, Inc. ....      6,800         27,472
Western Asset Income Fund ...........................        690          6,658
Western Asset Inflation Management Fund, Inc. .......        183          2,469
Western Asset Intermediate Muni Fund, Inc. ..........      1,786         14,288
Western Asset Managed High Income Fund, Inc. ........      1,500          6,660
Western Asset Municipal Partners Fund, Inc. .........      2,100         20,958
Western Asset Variable Rate Strategic Fund, Inc. ....      1,500         17,850
Western Asset Worldwide Income Fund, Inc. ...........      3,551         30,361

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
CLOSED-END FUNDS -- 16.0% (CONTINUED)                     SHARES       VALUE
--------------------------------------------------------------------------------
Western Asset/Claymore Inflation-Linked
   Opportunities & Income Fund ......................      2,600   $     25,220
Zweig Fund, Inc. ....................................     48,842        147,014
Zweig Total Return Fund, Inc. (The) .................      9,090         31,179
                                                                   ------------
TOTAL CLOSED-END FUNDS (Cost $75,409,603)                          $ 60,504,576
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 35.2%                          SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Prime Fund, 2.60% (c) ...................... 30,002,414   $ 30,002,414
Goldman Sachs Financial Square Funds -
   Government, 1.91% (c) ............................ 25,000,000     25,000,000
T. Rowe Price U.S. Treasury Money Market
   Fund, 0.73% (c) .................................. 30,000,000     30,000,000
UMB Money Market Fiduciary, 0.75% (c) ............... 23,308,330     23,308,330
Wells Fargo Advantage Government
   Money Market Fund, 1.15% (c) ..................... 25,000,000     25,000,000
                                                                   ------------
TOTAL MONEY MARKET SECURITIES (Cost $133,310,744) ...              $133,310,744
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 100.2%
   (Cost $443,350,782) ..............................              $379,374,336

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) .....                  (810,377)
                                                                   ------------

TOTAL NET ASSETS -- 100.0% ..........................              $378,563,959
                                                                   ============

(a)   Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c) Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2008.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2008
================================================================================
COMMON STOCKS -- 40.7%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1%
   AUTO COMPONENTS -- 0.5%
     Cooper Tire & Rubber Company ...................     59,910   $    457,113
     Drew Industries, Inc. (a) ......................     40,007        484,085
     Raser Technologies, Inc. (a) ...................     76,162        328,258
     Superior Industries International, Inc. ........     31,306        447,676
                                                                   ------------
                                                                      1,717,132
                                                                   ------------
   AUTOMOBILES -- 0.2%
     Fleetwood Enterprises, Inc. (a) ................    145,824         65,621
     Thor Industries, Inc. ..........................     34,300        613,970
     Winnebago Industries, Inc. .....................     38,230        227,086
                                                                   ------------
                                                                        906,677
                                                                   ------------
   DISTRIBUTORS -- 0.1%
     LKQ Corporation (a) ............................     49,400        565,136
                                                                   ------------

   DIVERSIFIED CONSUMER SERVICES -- 0.9%
     Capella Education Company (a) ..................     15,301        725,267
     Corinthian Colleges, Inc. (a) ..................     42,600        608,328
     Escala Group, Inc. (a) .........................     45,400        104,420
     Home Solutions of America, Inc. (a) ............    148,563         44,569
     Nobel Learning Communities, Inc. (a) ...........      2,502         33,827
     Pre-Paid Legal Services, Inc. (a) ..............     18,432        727,695
     Stewart Enterprises, Inc. - Class A ............     63,777        329,727
     Universal Technical Institute, Inc. (a) ........     43,571        718,922
                                                                   ------------
                                                                      3,292,755
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE -- 1.2%
     Bluegreen Corporation (a) ......................     18,911         91,718
     Bob Evans Farms, Inc. ..........................     17,900        373,752
     California Pizza Kitchen, Inc. (a) .............     45,238        441,975
     Dover Downs Gaming & Entertainment, Inc. .......     10,952         56,074
     Gaylord Entertainment Company (a) ..............     15,900        340,419
     Great Wolf Resorts, Inc. (a) ...................    127,170        240,351
     Jamba, Inc. (a) ................................    142,744         82,792
     Krispy Kreme Doughnuts, Inc. (a) ...............    150,863        416,382
     Life Time Fitness, Inc. (a) ....................      1,700         32,368
     Multimedia Games, Inc. (a) .....................     69,722        210,561
     P.F. Chang's China Bistro, Inc. (a) ............     28,500        583,110
     Peets Coffee & Tea, Inc. (a) ...................     17,579        394,824
     Pinnacle Entertainment, Inc. (a) ...............     46,124        258,294
     Red Robin Gourmet Burgers, Inc. (a) ............     17,025        258,610
     Steak n Shake Company (The) (a) ................     84,138        433,311
     Texas Roadhouse, Inc. (a) ......................     14,400        101,088
     Vail Resorts, Inc. (a) .........................      5,700        189,582
     VCG Holding Corporation (a) ....................     11,191         27,082
                                                                   ------------
                                                                      4,532,293
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
   HOUSEHOLD DURABLES -- 1.1%
     American Greetings Corporation .................     29,487   $    344,408
     Beazer Homes USA, Inc. (a) .....................     69,900        221,583
     Brookfield Homes Corporation ...................     35,224        322,652
     Cavco Industries, Inc. (a) .....................     10,931        371,982
     Ethan Allen Interiors, Inc. ....................     20,010        357,979
     Hooker Furniture Corporation ...................     41,972        382,365
     Hovnanian Enterprises, Inc. - Class A (a) ......     10,963         47,031
     iRobot Corporation (a) .........................     37,682        388,878
     La-Z-Boy, Inc. .................................     60,190        347,898
     M/I Homes, Inc. ................................     26,843        365,333
     Sealy Corporation ..............................     96,179        310,658
     Standard Pacific Corporation (a) ...............    122,028        347,780
     Stanley Furniture Company, Inc. ................      4,200         41,328
     Syntax-Brillian Corporation (a) ................     70,799            248
     Tempur-Pedic International, Inc. ...............     46,700        364,727
     WCI Communities, Inc. (a) ......................     60,282          7,837
                                                                   ------------
                                                                      4,222,687
                                                                   ------------
   INTERNET & CATALOG RETAIL -- 0.7%
     1-800-FLOWERS.COM, Inc. (a) ....................     64,874        347,076
     Bidz.com, Inc. (a) .............................     11,327         76,457
     Blue Nile, Inc. (a) ............................     11,800        360,844
     Gaiam, Inc. - Class A (a) ......................     44,193        362,383
     NetFlix, Inc. (a) ..............................     14,745        365,086
     NutriSystem, Inc. ..............................     25,784        364,844
     Overstock.com, Inc. (a) ........................     41,116        510,249
     Stamps.com, Inc. (a) ...........................     28,617        279,302
                                                                   ------------
                                                                      2,666,241
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.5%
     Arctic Cat, Inc. ...............................     56,986        431,954
     Brunswick Corporation ..........................     40,000        138,800
     Leapfrog Enterprises, Inc. (a) .................     91,185        615,499
     Polaris Industries, Inc. .......................      8,495        286,026
     Pool Corporation ...............................     21,200        369,092
                                                                   ------------
                                                                      1,841,371
                                                                   ------------
   MEDIA -- 1.2%
     Arbitron, Inc. .................................     19,131        623,288
     Charter Communications, Inc. - Class A (a) .....     20,500          9,020
     Cox Radio, Inc. - Class A (a) ..................     50,950        277,677
     Entercom Communications Corporation ............    121,235         81,227
     Gray Television, Inc. ..........................    129,729         71,351
     Harte-Hanks, Inc. ..............................     39,400        276,588
     Journal Communications, Inc. ...................     91,620        229,050
     Lee Enterprises, Inc. ..........................    103,443        258,608
     LIN TV Corporation - Class A (a) ...............     91,143        155,855
     Martha Stewart Living Omnimedia, Inc. (a) ......     87,773        459,053
     McClatchy Company - Class A ....................      8,528         26,181
     Media General, Inc. ............................     77,787        593,515

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.1% (CONTINUED)
   MEDIA -- 1.2% (CONTINUED)
     Meredith Corporation ...........................     22,600   $    437,762
     New York Times Company (The) ...................     12,865        128,650
     RCN Corporation (a) ............................     37,392        241,178
     Scholastic Corporation .........................     20,068        372,663
     Sinclair Broadcast Group, Inc. .................     76,148        245,958
     Warner Music Group Corporation .................     30,400        125,856
                                                                   ------------
                                                                      4,613,480
                                                                   ------------
   MULTI-LINE RETAIL -- 0.0%
     Sears Holdings Corporation (a) .................        879         50,754
                                                                   ------------

   SPECIALTY RETAIL -- 1.8%
     America's Car-Mart, Inc. (a) ...................      8,000        130,640
     Blockbuster, Inc. (a) ..........................    156,545        237,948
     Build-A-Bear Workshop, Inc. (a) ................     72,720        378,144
     Cabela's, Inc. - Class A (a) ...................     11,554         91,854
     Casual Male Retail Group, Inc. (a) .............     68,612        130,363
     Charming Shoppes, Inc. (a) .....................     93,000        102,300
     Conn's, Inc. (a) ...............................     21,028        284,930
     Genesco, Inc. (a) ..............................     23,600        585,516
     Group 1 Automotive, Inc. .......................     36,024        362,041
     Haverty Furniture Companies, Inc. ..............     62,200        612,048
     hhgregg, Inc. (a) ..............................     12,200         66,856
     Hibbett Sports, Inc. (a) .......................     14,172        252,403
     J. Crew Group, Inc. (a) ........................     30,800        623,700
     Jos. A. Bank Clothiers, Inc. (a) ...............     13,566        345,526
     MarineMax, Inc. (a) ............................     95,939        222,579
     Men's Warehouse, Inc. (The) ....................      5,600         85,624
     Pep Boys - Manny Moe & Jack (The) ..............    125,746        606,096
     Pier 1 Imports, Inc. (a) .......................    119,182        164,471
     Sally Beauty Holdings, Inc. (a) ................     59,990        304,749
     Stein Mart, Inc. ...............................      9,993         21,485
     Systemax, Inc. (a) .............................     29,100        412,056
     Talbots, Inc. ..................................     24,500        240,345
     West Marine, Inc. (a) ..........................     36,037        228,114
     Zale Corporation (a) ...........................     16,434        280,364
     Zumiez, Inc. (a) ...............................     11,400        111,264
                                                                   ------------
                                                                      6,881,416
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
     Cherokee, Inc. .................................     26,384        544,830
     Columbia Sportswear Company ....................      7,600        280,212
     Crocs, Inc. (a) ................................     69,290        173,918
     G-III Apparel Group Ltd. (a) ...................      8,800        121,528
     Iconix Brand Group, Inc. (a) ...................     70,214        764,630
     Kenneth Cole Productions, Inc. - Class A .......     26,100        346,608
     K-Swiss, Inc. - Class A ........................     33,000        499,290
     Lululemon Athletica, Inc. (a) ..................     21,130        299,412
     True Religion Apparel, Inc. (a) ................     17,444        292,187
                                                                   ------------
                                                                      3,322,615
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.6%
   BEVERAGES -- 0.0%
     Jones Soda Company (a) .........................    128,177   $    102,542
                                                                   ------------

   FOOD & STAPLES RETAILING -- 0.3%
     Nash Finch Company .............................     14,140        557,540
     United Natural Foods, Inc. (a) .................     24,230        541,298
                                                                   ------------
                                                                      1,098,838
                                                                   ------------
   FOOD PRODUCTS -- 0.7%
     Cal-Maine Foods, Inc. ..........................      6,891        202,527
     Chiquita Brands International, Inc. (a) ........     30,718        419,301
     Green Mountain Coffee Roasters, Inc. (a) .......     16,500        478,335
     Hain Celestial Group, Inc. (The) (a) ...........     20,689        480,812
     Lance, Inc. ....................................     34,767        719,329
     Tootsie Roll Industries, Inc. ..................     18,037        448,580
                                                                   ------------
                                                                      2,748,884
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.0%
     Spectrum Brands, Inc. (a) ......................     29,975         18,285
                                                                   ------------

   PERSONAL PRODUCTS -- 0.4%
     Chattem, Inc. (a) ..............................      7,999        605,284
     Mannatech, Inc. ................................     95,487        382,903
     USANA Health Sciences, Inc. (a) ................     14,056        533,285
                                                                   ------------
                                                                      1,521,472
                                                                   ------------
   TOBACCO -- 0.2%
     Universal Corporation ..........................     13,522        535,336
                                                                   ------------

ENERGY -- 0.4%
   ENERGY EQUIPMENT & SERVICES -- 0.1%
     SulphCo, Inc. (a) ..............................    195,509        391,018
                                                                   ------------

   OIL, GAS & CONSUMABLE FUELS -- 0.3%
     Cheniere Energy, Inc. (a) ......................     86,351        322,953
     Evergreen Energy, Inc. (a) .....................    202,222         72,800
     GeoGlobal Resources, Inc. (a) ..................     11,200         20,720
     Harvest Natural Resources, Inc. (a) ............     20,973        178,061
     Pacific Ethanol, Inc. (a) ......................    136,969        123,272
     Tri-Valley Corporation (a) .....................     60,474        287,251
     USEC, Inc. (a) .................................     67,860        280,262
     Verenium Corporation (a) .......................     47,283         48,228
                                                                   ------------
                                                                      1,333,547
                                                                   ------------
FINANCIALS -- 9.0%
   CAPITAL MARKETS -- 0.6%
     Cohen & Steers, Inc. ...........................      7,840        142,453
     Evercore Partners, Inc. - Class A ..............     52,630        640,507
     Gladstone Capital Corporation ..................     22,587        269,011
     Greenhill & Company, Inc. ......................      6,627        437,183
     KBW, Inc. (a) ..................................     13,600        398,208
     NGP Capital Resource Company ...................     16,698        202,881

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.0% (CONTINUED)
   CAPITAL MARKETS -- 0.6% (CONTINUED)
     Pzena Investment Management, Inc. ..............     58,270   $    258,136
     U.S. Global Investors, Inc. ....................      2,400         17,304
     W.P. Stewart & Company Ltd. (a) ................      1,043            793
                                                                   ------------
                                                                      2,366,476
                                                                   ------------
   COMMERCIAL BANKS -- 5.5%
     Bank of the Ozarks, Inc. .......................     17,331        526,862
     Banner Corporation .............................     61,884        790,259
     Boston Private Financial Holdings, Inc. ........     53,311        471,269
     Capital City Bank Group, Inc. ..................      3,918        109,704
     Capitol Bancorp Ltd. ...........................     44,833        459,090
     Cascade Bancorp ................................     43,584        415,791
     Cathay General Bancorp .........................     25,900        634,032
     Chemical Financial Corporation .................     20,436        536,854
     City Bank ......................................     51,215        527,515
     City Holding Company ...........................      4,800        200,832
     CoBiz Financial, Inc. ..........................     25,510        296,936
     Colonial BancGroup, Inc. (The) .................     25,230        103,191
     Community Bank System, Inc. ....................     20,300        506,485
     CVB Financial Corporation ......................     56,035        709,403
     East West Bancorp, Inc. ........................     22,664        393,220
     First BanCorp ..................................     54,308        555,028
     First Busey Corporation ........................     25,056        467,044
     First Commonwealth Financial Corporation .......     42,508        470,138
     First Financial Bancorporation .................     27,169        365,423
     First Financial Bankshares, Inc. ...............      7,962        431,461
     First Regional Bancorp (a) .....................     13,479         74,135
     First South Bancorp, Inc. ......................      2,090         29,365
     Frontier Financial Corporation .................     33,218        221,232
     Glacier Bancorp, Inc. ..........................     22,600        455,842
     Great Southern Bancorp, Inc. ...................     14,169        150,900
     Greene Bancshares, Inc. ........................     28,867        570,123
     Guaranty Bancorp (a) ...........................     22,054         93,950
     Hanmi Financial Corporation ....................     73,711        294,844
     Heritage Commerce Corporation ..................      2,600         33,644
     Horizon Financial Corporation ..................        100            601
     MainSource Financial Group, Inc. ...............     23,841        425,800
     Midwest Bank Holdings, Inc. ....................      5,300         15,953
     National Penn Bancshares, Inc. .................     31,292        530,087
     Old National Bancorp ...........................     29,394        556,722
     Old Second Bancorp, Inc. .......................     35,040        473,040
     Pacific Capital Bancorp ........................     28,578        561,272
     Park National Corporation ......................      7,827        569,414
     Popular, Inc. ..................................     99,221        754,080
     PrivateBancorp, Inc. ...........................     14,437        519,876
     Provident Bankshares Corporation ...............     68,505        730,948
     S&T Bancorp, Inc. ..............................     19,292        657,857
     Sandy Spring Bancorp, Inc. .....................     26,067        559,659
     Seacoast Banking Corporation of Florida ........     54,038        479,857

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.0% (CONTINUED)
   COMMERCIAL BANKS -- 5.5% (CONTINUED)
     Security Bank Corporation ......................     32,473   $     64,297
     Sierra Bancorp .................................      1,750         34,930
     South Financial Group, Inc. (The) ..............     51,824        301,097
     Suffolk Bancorp ................................      7,619        247,237
     Susquehanna Bancshares, Inc. ...................     24,383        377,693
     Trico Bancshares ...............................      4,700        101,238
     Umpqua Holdings Corporation ....................     25,896        440,750
     United Community Banks, Inc. ...................     15,451        202,717
     United Security Bancshares, Inc. ...............      1,183         16,558
     W Holding Company, Inc. ........................    249,900        162,435
     West Coast Bancorp .............................     50,552        440,813
     Westamerica Bancorporation .....................      7,900        452,275
     Western Alliance Bancorp (a) ...................     18,740        277,539
                                                                   ------------
                                                                     20,849,317
                                                                   ------------
   CONSUMER FINANCE -- 0.2%
     AmeriCredit Corporation (a) ....................     15,000         87,900
     CompuCredit Corporation (a) ....................    115,714        298,542
     First Marblehead Corporation (The) .............     90,388        153,660
     World Acceptance Corporation (a) ...............     14,900        275,352
                                                                   ------------
                                                                        815,454
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     Asset Acceptance Capital Corporation (a) .......     48,350        392,119
     Asta Funding, Inc. .............................     15,100         51,340
     Encore Capital Group, Inc. (a) .................     28,600        267,696
     Financial Federal Corporation ..................     27,570        638,246
     Life Partners Holdings, Inc. ...................        818         32,867
     PHH Corporation (a) ............................     13,305        107,238
     Portfolio Recovery Associates, Inc. (a) ........     10,056        360,809
     Primus Guaranty Ltd. (a) .......................    126,268         56,694
                                                                   ------------
                                                                      1,907,009
                                                                   ------------
   INSURANCE -- 0.4%
     American Equity Investment Life Holding Company      56,715        256,352
     American Safety Insurance Holdings Ltd. (a) ....     12,472        129,085
     FPIC Insurance Group, Inc. (a) .................      3,193        142,919
     Greenlight Capital Re Ltd. - Class A (a) .......      9,368        117,287
     IPC Holdings Ltd. ..............................     24,804        684,838
     National Financial Partners Corporation ........     25,318        168,618
                                                                   ------------
                                                                      1,499,099
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.4%
     Acadia Realty Trust ............................     24,539        443,420
     Alesco Financial, Inc. .........................    132,009         88,446
     American Home Mortgage Investment Corporation (a)    23,100            347
     Anthracite Capital, Inc. .......................    104,600        453,964
     Arbor Realty Trust, Inc. .......................     61,977        223,117
     Capital Trust, Inc. ............................     45,125        356,488
     CapLease, Inc. .................................     27,964        188,757
     Cousins Properties, Inc. .......................     10,100        146,248

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 9.0% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS -- 1.4% (CONTINUED)
     Crystal River Capital, Inc. ....................     38,153   $     27,852
     Equity One, Inc. ...............................     28,400        496,148
     First Industrial Realty Trust, Inc. ............     19,000        196,460
     Friedman, Billings, Ramsey Group, Inc. (a) .....     74,866         47,166
     Glimcher Realty Trust ..........................     48,804        255,733
     JER Investors Trust, Inc. ......................     71,546        232,524
     Maguire Properties, Inc. .......................     27,360         97,128
     Newcastle Investment Corporation ...............      9,096         36,839
     NorthStar Realty Finance Corporation ...........    112,075        644,431
     Parkway Properties, Inc. .......................     13,757        237,308
     RAIT Financial Trust ...........................    126,592        483,581
     Redwood Trust, Inc. ............................      4,695         71,552
     Tanger Factory Outlet Centers, Inc. ............      6,485        234,562
     Urstadt Biddle Properties, Inc. - Class A ......      6,240        102,211
                                                                   ------------
                                                                      5,064,282
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
     Avatar Holdings, Inc. (a) ......................     14,677        498,284
                                                                   ------------

   THRIFTS & MORTGAGE FINANCE -- 0.3%
     Anchor BanCorp Wisconsin, Inc. .................      5,400         30,780
     Corus Bankshares, Inc. .........................     85,218        187,480
     Downey Financial Corporation ...................     42,834         68,534
     Federal Agricultural Mortgage Corporation ......      2,127         12,337
     FirstFed Financial Corporation (a) .............      1,300         11,635
     Guaranty Financial Group, Inc. (a) .............     62,759        127,401
     IndyMac Bancorp, Inc. ..........................     21,333          1,280
     Triad Guaranty, Inc. (a) .......................     21,250         23,162
     Washington Federal, Inc. .......................     34,100        600,842
                                                                   ------------
                                                                      1,063,451
                                                                   ------------
HEALTH CARE -- 6.8%
   BIOTECHNOLOGY -- 2.5%
     Alnylam Pharmaceuticals, Inc. (a) ..............     22,381        514,763
     Arena Pharmaceuticals, Inc. (a) ................     85,150        313,352
     Ariad Pharmaceuticals, Inc. (a) ................     70,197        139,692
     ArQule, Inc. (a) ...............................     68,892        190,142
     Array Biopharma, Inc. (a) ......................     83,476        410,702
     BioSante Pharmaceuticals, Inc. (a) .............      6,924         22,365
     Chelsea Therapeutics International Ltd. (a) ....      1,680          3,545
     Cleveland BioLabs, Inc. (a) ....................     13,437         40,983
     Cubist Pharmaceuticals, Inc. (a) ...............     24,838        630,637
     Cytori Therapeutics, Inc. (a) ..................     21,957         87,828
     Dendreon Corporation (a) .......................     79,586        391,563
     Enzon Pharmeceuticals, Inc. (a) ................     63,883        317,499
     Genomic Health, Inc. (a) .......................      8,650        159,419
     GenVec, Inc. (a) ...............................     39,932         39,533
     Geron Corporation (a) ..........................    139,532        555,337
     GTx, Inc. (a) ..................................     26,661        376,453
     Halozyme Therapeutics, Inc. (a) ................     19,489         93,352

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 6.8% (CONTINUED)
   BIOTECHNOLOGY -- 2.5% (CONTINUED)
     ImmunoGen, Inc. (a) ............................     10,486   $     48,550
     Incyte Corporation Ltd. (a) ....................     60,635        251,635
     InterMune, Inc. (a) ............................     34,969        515,093
     Introgen Therapeutics, Inc. (a) ................     99,112         39,645
     Ligand Pharmaceuticals, Inc. (a) ...............    145,389        300,955
     MannKind Corporation (a) .......................     13,923         52,350
     Martek Biosciences Corporation (a) .............     18,461        550,692
     Metabolix, Inc. (a) ............................     74,465        697,737
     Momenta Pharmaceuticals, Inc. (a) ..............     20,445        186,254
     Neurocrine Biosciences, Inc. (a) ...............     91,447        377,676
     Northfield Laboratories, Inc. (a) ..............    207,951        178,838
     Osiris Therapeutics, Inc. (a) ..................      6,200         94,054
     Progenics Pharmaceuticals, Inc. (a) ............      6,971         69,780
     Rigel Pharmaceuticals, Inc. (a) ................     20,155        175,550
     Sangamo Biosciences, Inc. (a) ..................     79,121        617,935
     Savient Pharmaceuticals, Inc. (a) ..............     13,633         64,893
     Synta Pharmaceuticals Corporation (a) ..........      7,721         54,665
     Theravance, Inc. (a) ...........................     37,400        253,572
     Trimeris, Inc. (a) .............................     70,100        229,227
     Zymogenetics, Inc. (a) .........................     82,223        263,114
                                                                   ------------
                                                                      9,309,380
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
     Abaxis, Inc. (a) ...............................     26,748        411,117
     Align Technology, Inc. (a) .....................     50,943        353,035
     ArthroCare Corporation (a) .....................     14,202        295,117
     Conceptus, Inc. (a) ............................     30,300        490,860
     Cooper Companies, Inc. (The) ...................     27,684        456,232
     Cyberonics, Inc. (a) ...........................     23,800        303,212
     DexCom, Inc. (a) ...............................     80,596        364,294
     Greatbatch, Inc. (a) ...........................     25,045        544,729
     Hansen Medical, Inc. (a) .......................     19,800        184,338
     Hill-Rom Holdings, Inc. ........................     18,000        409,680
     ICU Medical, Inc. (a) ..........................      5,600        179,368
     Insulet Corporation (a) ........................     54,463        304,993
     Integra LifeSciences Holdings Corporation (a) ..     15,600        585,624
     Kensey Nash Corporation (a) ....................     20,052        509,120
     Medical Action Industries, Inc. (a) ............     18,500        212,750
     Mentor Corporation .............................     10,970        185,393
     Neurometrix, Inc. (a) ..........................     32,952         42,838
     NuVasive, Inc. (a) .............................     13,000        612,170
     NxStage Medical, Inc. (a) ......................     11,800         47,908
     SonoSite, Inc. (a) .............................     20,147        424,497
     Stereotaxis, Inc. (a) ..........................     87,326        351,924
     SurModics, Inc. (a) ............................     23,120        612,680
                                                                   ------------
                                                                      7,881,879
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 6.8% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES -- 0.9%
     Amedisys, Inc. (a) .............................     11,000   $    620,510
     BMP Sunstone Corporation (a) ...................     15,000        101,100
     Brookdale Senior Living, Inc. ..................     11,616        100,130
     HealthSouth Corporation (a) ....................     48,533        608,604
     LCA-Vision, Inc. ...............................     59,377        203,069
     Metropolitan Health Networks, Inc. (a) .........      4,000          8,000
     MWI Veterinary Supply, Inc. (a) ................     16,021        554,807
     Owens & Minor, Inc. ............................     10,862        469,999
     PharMerica Corporation (a) .....................      9,600        197,088
     Psychiatric Solutions, Inc. (a) ................     14,714        489,829
     RadNet, Inc. (a) ...............................     15,858         54,551
     Sunrise Senior Living, Inc. (a) ................     14,792         44,672
                                                                   ------------
                                                                      3,452,359
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 0.2%
     AMAG Pharmaceuticals, Inc. (a) .................     17,416        532,581
     Exelixis, Inc. (a) .............................     18,475         63,554
     Medivation, Inc. (a) ...........................     14,916        279,974
                                                                   ------------
                                                                        876,109
                                                                   ------------
   PHARMACEUTICALS -- 1.1%
     Akorn, Inc. (a) ................................    128,609        399,974
     Auxilium Pharmaceuticals, Inc. (a) .............     14,474        284,414
     Cadence Pharmaceuticals, Inc. (a) ..............      3,800         24,814
     Caraco Pharmaceutical Laboratories Ltd. (a) ....      6,648         67,610
     Columbia Laboratories, Inc. (a) ................     29,993         47,089
     Cypress Bioscience, Inc. (a) ...................    111,440        606,234
     Elite Pharmaceuticals, Inc. (a) ................     44,200          4,420
     KV Pharmaceutical Company - Class A (a) ........     20,533        349,061
     Noven Pharmaceuticals, Inc. (a) ................     33,029        371,576
     Pain Therapeutics, Inc. (a) ....................     64,124        586,094
     POZEN, Inc. (a) ................................     43,683        269,524
     Salix Pharmaceuticals Ltd. (a) .................     77,226        710,479
     Valeant Pharmaceuticals International (a) ......     35,168        660,103
                                                                   ------------
                                                                      4,381,392
                                                                   ------------
INDUSTRIALS -- 6.6%
   AEROSPACE & DEFENSE -- 0.5%
     American Science & Engineering, Inc. ...........      8,183        514,711
     GenCorporation, Inc. (a) .......................     74,432        364,717
     HEICO Corporation ..............................     14,600        561,662
     Herley Industries, Inc. (a) ....................      1,200         15,960
     Innovative Solutions & Support, Inc. ...........        600          3,690
     Taser International, Inc. (a) ..................     77,929        390,424
                                                                   ------------
                                                                      1,851,164
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.1%
     Dynamex, Inc. (a) ..............................     13,125        320,381
                                                                   ------------

   AIRLINES -- 0.1%
     Continental Airlines, Inc. - Class B (a) .......     13,400        253,528
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 6.6% (CONTINUED)
   BUILDING PRODUCTS -- 0.9%
     AAON, Inc. .....................................     16,144   $    266,215
     American Woodmark Corporation ..................     22,825        423,175
     Builders FirstSource, Inc. (a) .................     90,876        345,329
     Griffon Corporation (a) ........................     75,966        641,153
     Insteel Industries, Inc. .......................     54,609        560,288
     Simpson Manufacturing Company, Inc. ............     16,498        380,114
     Trex Company, Inc. (a) .........................     34,500        562,695
     Universal Forest Products, Inc. ................     17,998        425,653
                                                                   ------------
                                                                      3,604,622
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES -- 0.9%
     AMREP Corporation (a) ..........................      9,536        287,129
     Comfort Systems USA, Inc. ......................     35,325        329,582
     Document Security Systems, Inc. (a) ............     14,793         20,710
     Energy Infrastructure Acquisition Corporation (a)     1,751         17,598
     Fuel Tech, Inc. (a) ............................     25,247        296,652
     Herman Miller, Inc. ............................     32,788        721,336
     HNI Corporation ................................     23,900        437,848
     InnerWorkings, Inc. (a) ........................     43,541        302,610
     Mobile Mini, Inc. (a) ..........................     23,065        387,492
     United Stationers, Inc. (a) ....................     12,300        459,897
     Virco Manufacturing Corporation ................      4,110         11,262
                                                                   ------------
                                                                      3,272,116
                                                                   ------------
   CONSTRUCTION & ENGINEERING -- 0.1%
     Insituform Technologies, Inc. - Class A (a) ....     34,508        463,442
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 0.9%
     Acuity Brands, Inc. ............................     11,100        388,056
     American Superconductor Corporation (a) ........     46,600        582,966
     C&D Technologies, Inc. (a) .....................     78,943        276,301
     Encore Wire Corporation ........................     28,596        548,185
     Franklin Electric Company, Inc. ................     10,539        444,324
     FuelCell Energy, Inc. (a) ......................     99,628        476,222
     Medis Technologies Ltd. (a) ....................     62,419         76,151
     Microvision, Inc. (a) ..........................    142,175        245,963
     Orion Energy Systems, Inc. (a) .................     17,310         76,856
     Plug Power, Inc. (a) ...........................     37,479         36,729
     PowerSecure International, Inc. (a) ............      5,816         22,392
     Valence Technology, Inc. (a) ...................     89,266        205,312
                                                                   ------------
                                                                      3,379,457
                                                                   ------------
   MACHINERY -- 1.7%
     3D Systems Corporation (a) .....................     33,472        363,841
     Astec Industries, Inc. (a) .....................     31,000        788,020
     Basin Water, Inc. (a) ..........................     61,621         43,751
     Briggs & Stratton Corporation ..................     37,686        593,931
     China Fire & Security Group, Inc. (a) ..........     12,137        104,378
     CLARCOR, Inc. ..................................      3,500        123,865
     Columbus McKinnon Corporation (a) ..............     39,731        557,823

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 6.6% (CONTINUED)
   MACHINERY -- 1.7% (CONTINUED)
     Flanders Corporation (a) .......................     21,090   $    130,758
     Gorman-Rupp Company (The) ......................      4,900        154,105
     Graco, Inc. ....................................     25,300        625,669
     Lindsay Corporation ............................      2,200        104,676
     Middleby Corporation (The) (a) .................     16,000        646,240
     Mueller Water Products, Inc. ...................     57,700        403,900
     Pentair, Inc. ..................................      9,000        248,760
     Tennant Company ................................     24,500        614,705
     Toro Company (The) .............................     12,109        407,347
     Wabash National Corporation ....................     12,700         77,216
     Watts Water Technologies, Inc. - Class A .......     23,400        618,462
                                                                   ------------
                                                                      6,607,447
                                                                   ------------
   PROFESSIONAL SERVICES -- 0.9%
     Administaff, Inc. ..............................     18,300        365,817
     COMSYS IT Partners, Inc. (a) ...................     12,182         74,067
     CoStar Group, Inc. (a) .........................      8,914        321,082
     Heidrick & Struggles International, Inc. .......     19,748        476,519
     Huron Consulting Group, Inc. (a) ...............     11,600        630,692
     Kelly Services, Inc. - Class A .................     24,831        353,594
     Korn/Ferry International  (a) ..................      5,200         72,228
     Odyssey Marine Exploration, Inc. (a) ...........    111,753        422,426
     School Specialty, Inc. (a) .....................     15,932        334,572
     TrueBlue, Inc. (a) .............................     38,631        321,796
                                                                   ------------
                                                                      3,372,793
                                                                   ------------
   ROAD & RAIL -- 0.2%
     Knight Transportation, Inc. ....................     40,200        639,180
     YRC Worldwide, Inc. (a) ........................     12,625         57,823
                                                                   ------------
                                                                        697,003
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     BlueLinx Holdings, Inc. ........................      1,200          3,228
     Building Materials Holding Corporation .........     63,796         15,311
     Houston Wire & Cable Company ...................     31,200        359,424
     RSC Holdings, Inc. (a) .........................     43,000        315,620
     Watsco, Inc. ...................................      9,748        400,545
                                                                   ------------
                                                                      1,094,128
                                                                   ------------
INFORMATION TECHNOLOGY -- 6.0%
   COMMUNICATIONS EQUIPMENT -- 1.1%
     Anaren, Inc. (a) ...............................     36,827        458,496
     Avocent Corporation (a) ........................     37,600        564,752
     DG Fastchannel, Inc. (a) .......................      6,800        120,428
     Infinera Corporation (a) .......................     85,300        663,634
     Network Equipment Technologies, Inc. (a) .......     77,915        212,708
     Orbcomm, Inc. (a) ..............................     95,053        285,159
     ParkerVision, Inc. (a) .........................     41,332        207,073
     SeaChange International, Inc. (a) ..............     24,603        187,967
     Starent Networks Corporation (a) ...............     57,452        572,797
     Tekelec (a) ....................................     23,085        292,949

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 6.0% (CONTINUED)
   COMMUNICATIONS EQUIPMENT -- 1.1% (CONTINUED)
     Telkonet, Inc. (a) .............................    156,779   $     36,059
     UTStarcom, Inc. (a) ............................    158,559        377,370
                                                                   ------------
                                                                      3,979,392
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 0.9%
     Avid Technology, Inc. (a) ......................     25,491        378,032
     Data Domain, Inc. (a) ..........................     31,710        585,367
     Dot Hill Systems Corporation (a) ...............     10,600         12,614
     Hutchinson Technology, Inc. (a) ................     65,367        447,110
     Imation Corporation ............................     26,112        321,700
     Immersion Corporation (a) ......................     40,250        208,495
     Intermec, Inc. (a) .............................      2,600         33,722
     Novatel Wireless, Inc. (a) .....................     53,097        276,635
     Palm, Inc. (a) .................................     72,042        287,448
     Presstek, Inc. (a) .............................     27,136        113,428
     STEC, Inc. (a) .................................      9,600         52,800
     Stratasys, Inc. (a) ............................     45,927        554,798
     Synaptics, Inc. (a) ............................      6,100        188,429
                                                                   ------------
                                                                      3,460,578
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 1.2%
     Agilysys, Inc. .................................     28,099        112,958
     China Security & Surveillance
       Technology, Inc. (a) .........................     40,070        419,533
     DTS, Inc. (a) ..................................     32,465        670,402
     Echelon Corporation (a) ........................     64,664        525,718
     FARO Technologies, Inc. (a) ....................      9,065        137,516
     L-1 Identity Solutions, Inc. (a) ...............     27,897        228,756
     Maxwell Technologies, Inc. (a) .................     17,066        154,789
     Radisys Corporation (a) ........................     55,343        352,535
     Research Frontiers, Inc. (a) ...................     35,301        135,203
     SYNNEX Corporation (a) .........................     39,019        602,063
     TTM Technologies, Inc. (a) .....................     38,971        279,032
     Universal Display Corporation (a) ..............     37,008        400,427
     X-Rite, Inc. (a) ...............................    184,670        594,637
                                                                   ------------
                                                                      4,613,569
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 1.1%
     Bankrate, Inc. (a) .............................      7,280        239,585
     Constant Contact, Inc. (a) .....................     27,465        329,855
     iMergent, Inc. .................................     26,380        192,574
     Keynote Systems, Inc. (a) ......................      4,462         43,728
     Knot, Inc. (The) (a) ...........................     84,887        585,720
     LoopNet, Inc. (a) ..............................     44,292        335,290
     Marchex, Inc. - Class B ........................     46,542        357,442
     SAVVIS, Inc. (a) ...............................     54,656        470,042
     SonicWALL, Inc. (a) ............................     11,767         52,716
     Switch & Data Facilities Company (a) ...........     35,235        331,914
     Travelzoo, Inc. (a) ............................     12,925         57,128
     United Online, Inc. ............................     48,686        360,276

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 6.0% (CONTINUED)
   INTERNET SOFTWARE & SERVICES -- 1.1% (CONTINUED)
     VistaPrint Ltd. (a) ............................     21,302   $    363,625
     WebMD Health Corporation (a) ...................     17,236        385,225
                                                                   ------------
                                                                      4,105,120
                                                                   ------------
   IT SERVICES -- 0.2%
     MAXIMUS, Inc. ..................................     17,798        568,468
     NeuStar, Inc. - Class A (a) ....................     18,994        374,182
                                                                   ------------
                                                                        942,650
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
     Cavium Networks, Inc. (a) ......................     37,190        473,801
     Cohu, Inc. .....................................     24,403        345,058
     Cree, Inc. (a) .................................     23,259        456,574
     Cymer, Inc. (a) ................................     21,161        517,810
     Diodes, Inc. (a) ...............................     21,606        213,467
     EMCORE Corporation (a) .........................     81,664        290,724
     FEI Company (a) ................................      6,950        146,020
     FormFactor, Inc. (a) ...........................     12,222        212,907
     LDK Solar Company Ltd. (a) .....................      2,100         38,136
     Microsemi Corporation (a) ......................     21,125        459,257
     Sigma Designs, Inc. (a) ........................     16,600        184,094
     SiRF Technology Holdings, Inc. (a) .............        200            188
                                                                   ------------
                                                                      3,338,036
                                                                   ------------
   SOFTWARE -- 0.6%
     Borland Software Corporation (a) ...............      5,462          8,193
     Fair Isaac Corporation .........................     21,750        339,083
     FalconStor Software, Inc. (a) ..................     63,317        190,584
     Manhattan Associates, Inc.  (a) ................     27,437        461,216
     Midway Games, Inc. (a) .........................     51,015         41,322
     OPNET Technologies, Inc. (a) ...................      6,375         80,516
     Secure Computing Corporation (a) ...............     22,800        129,048
     Sonic Solutions, Inc. (a) ......................     73,403        149,742
     SuccessFactors, Inc. (a) .......................     13,792        110,198
     TiVo, Inc. (a) .................................     51,116        351,167
     Ultimate Software Group, Inc. (The) (a) ........     22,815        304,124
                                                                   ------------
                                                                      2,165,193
                                                                   ------------
MATERIALS -- 0.5%
   CHEMICALS -- 0.4%
     Altair Nanotechnologies, Inc. (a) ..............    158,933        249,525
     American Vanguard Corporation ..................     26,583        388,909
     Arch Chemicals, Inc. ...........................      7,110        201,711
     GenTek, Inc. (a) ...............................      4,088         73,584
     Georgia Gulf Corporation .......................     32,039         73,690
     H.B. Fuller Company ............................     22,000        388,740
     Zoltek Companies, Inc. (a) .....................      6,000         70,740
                                                                   ------------
                                                                      1,446,899
                                                                   ------------
   METALS & MINING -- 0.0%
     General Moly, Inc. (a) .........................     91,483        182,051
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
COMMON STOCKS -- 40.7% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 0.5% (CONTINUED)
   PAPER & FOREST PRODUCTS -- 0.1%
     AbitibiBowater, Inc. ...........................     49,986   $     97,473
     Louisiana-Pacific Corporation ..................     25,727        123,489
                                                                   ------------
                                                                        220,962
                                                                   ------------
TELECOMMUNICATION SERVICES -- 0.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
     Alaska Communications Systems Group, Inc. ......     43,831        409,382
     Cbeyond, Inc. (a) ..............................     36,229        435,473
     Cincinnati Bell, Inc. (a) ......................    116,301        277,959
     FairPoint Communications, Inc. .................     65,686        261,430
     Global Crossing Ltd. (a) .......................     10,158         67,652
                                                                   ------------
                                                                      1,451,896
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
     Clearwire Corporation - Class A (a) ............     42,356        367,227
     TerreStar Corporation (a) ......................      9,157          7,417
                                                                   ------------
                                                                        374,644
                                                                   ------------
UTILITIES -- 0.2%
   MULTI-UTILITIES -- 0.1%
     CH Energy Group, Inc. ..........................     11,036        455,014
                                                                   ------------

   WATER UTILITIES -- 0.1%
     Consolidated Water Company Ltd. ................     13,939        197,795
                                                                   ------------

TOTAL SECURITIES SOLD SHORT -- 40.7%
   (Proceeds $193,607,967) ..........................              $154,176,850
                                                                   ------------

(a)   Non-income producing security.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008
================================================================================
COMMON STOCKS -- 98.2%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
   AUTO COMPONENTS -- 2.3%
     Federal-Mogul Corporation (a) ..................      2,600   $     18,642
     Hawk Corporation - Class A (a) .................      1,100         15,895
     Modine Manufacturing Company ...................      2,000         14,800
     Standard Motor Products, Inc. ..................      2,710         11,409
     TRW Automotive Holdings Corporation (a) ........      1,300          8,216
                                                                   ------------
                                                                         68,962
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.8%
     Hillenbrand, Inc. ..............................      1,300         24,700
                                                                   ------------

   HOTELS, RESTAURANTS & LEISURE -- 1.3%
     Einstein Noah Restaurant Group, Inc. (a) .......      1,900         15,238
     International Speedway Corporation - Class A ...        600         18,834
     Red Lion Hotels Corporation (a) ................      2,180          6,038
                                                                   ------------
                                                                         40,110
                                                                   ------------
   HOUSEHOLD DURABLES -- 0.6%
     Universal Electronics, Inc. (a) ................        800         16,904
                                                                   ------------

   INTERNET & CATALOG RETAIL -- 0.1%
     ValueVision Media, Inc. (a) ....................      5,700          3,933
                                                                   ------------

   MEDIA -- 0.2%
     Cumulus Media, Inc. - Class A (a) ..............         13             14
     LodgeNet Interactive Corporation (a) ...........      6,000          6,000
                                                                   ------------
                                                                          6,014

   SPECIALTY RETAIL -- 2.2%
     A.C. Moore Arts & Crafts, Inc. (a) .............      2,400          6,672
     Citi Trends, Inc. (a) ..........................        900         15,057
     Franklin Covey Company (a) .....................      4,488         22,889
     New York & Company, Inc. (a) ...................      2,200          6,204
     Office Depot, Inc. (a) .........................      3,600         12,960
     Tractor Supply Company (a) .....................         91          3,782
                                                                   ------------
                                                                         67,564
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
     Fuqi International, Inc. (a) ...................      2,800         22,148
                                                                   ------------

CONSUMER STAPLES -- 4.3%
   FOOD PRODUCTS -- 1.4%
     Del Monte Foods Company ........................      3,800         23,978
     Omega Protein Corporation (a) ..................      2,500         18,450
                                                                   ------------
                                                                         42,428
                                                                   ------------
   HOUSEHOLD PRODUCTS -- 0.4%
     Central Garden & Pet Company (a) ...............      3,500         11,830
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.3% (CONTINUED)
   PERSONAL PRODUCTS -- 2.5%
     American Oriental Bioengineering, Inc. (a) .....      2,200   $     13,442
     NBTY, Inc. (a) .................................        900         21,033
     Nu Skin Enterprises, Inc. - Class A ............      1,200         15,468
     Nutraceutical International Corporation (a) ....      2,648         24,229
     Parlux Fragrances, Inc. (a) ....................      1,300          4,199
                                                                   ------------
                                                                         78,371
                                                                   ------------
ENERGY -- 4.1%
   ENERGY EQUIPMENT & SERVICES -- 1.1%
     Boots & Coots International Well Control, Inc. (a)    9,598         16,508
     Parker Drilling Company (a) ....................        200          1,024
     TETRA Technologies, Inc. (a) ...................      1,100          7,656
     TGC Industries, Inc. (a) .......................      3,200          7,200
                                                                   ------------
                                                                         32,388
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 3.0%
     Adams Resources & Energy, Inc. .................        700         13,020
     Approach Resources, Inc. (a) ...................      1,005         10,955
     Clayton Williams Energy, Inc. (a) ..............        300         14,529
     CREDO Petroleum Corporation (a) ................      2,000         17,500
     CVR Energy, Inc. (a) ...........................      1,800          7,146
     GeoResources, Inc. (a) .........................      1,099         16,419
     RAM Energy Resources, Inc. (a) .................      6,300          7,749
     Venoco, Inc. (a) ...............................      1,400          5,922
                                                                   ------------
                                                                         93,240
                                                                   ------------
FINANCIALS -- 17.9%
   CAPITAL MARKETS -- 2.1%
     BGC Partners, Inc. - Class A ...................      5,800         23,722
     GLG Partners, Inc. .............................      3,000          9,600
     Investment Technology Group, Inc. (a) ..........        800         16,328
     optionsXpress Holdings, Inc. ...................        800         14,208
                                                                   ------------
                                                                         63,858
                                                                   ------------
   COMMERCIAL BANKS -- 3.4%
     AMCORE Financial, Inc. .........................      2,236         10,400
     Bancorp Rhode Island, Inc. .....................      1,070         25,915
     Center Financial Corporation ...................      2,200         22,660
     First Citizens BancShares, Inc. - Class A ......        200         30,584
     First Security Group, Inc. .....................      1,604         12,014
     IBERIABANK Corporation .........................         15            764
     TCF Financial Corporation ......................        100          1,774
                                                                   ------------
                                                                        104,111
                                                                   ------------
   CONSUMER FINANCE -- 1.3%
     EZCORP, Inc. - Class A (a) .....................      1,500         23,760
     Rewards Network, Inc. (a) ......................      1,888          7,174
     Student Loan Corporation (The) .................        200          7,300
                                                                   ------------
                                                                         38,234
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     Encore Capital Group, Inc. (a) .................      1,800         16,848
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 17.9% (CONTINUED)
   INSURANCE -- 6.4%
     Allied World Assurance Company Holdings Ltd. ...        700   $     22,449
     American Physicians Service Group, Inc. ........        738         14,465
     Eastern Insurance Holdings, Inc. ...............      2,500         23,475
     Erie Indemnity Company - Class A ...............        400         14,876
     Hanover Insurance Group, Inc. (The) ............        800         31,400
     Meadowbrook Insurance Group, Inc. ..............      2,200         11,594
     Odyssey Re Holdings Corporation ................        600         23,664
     StanCorp Financial Group, Inc. .................        406         13,836
     Unitrin, Inc. ..................................      1,100         23,100
     Universal Insurance Holdings, Inc. .............      6,500         17,420
                                                                   ------------
                                                                        196,279
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.6%
     American Land Lease, Inc. ......................      1,900         16,359
     Gladstone Commercial Corporation ...............        135          1,577
     LTC Properties, Inc. ...........................        800         19,336
     Medical Properties Trust, Inc. .................      1,800         13,284
     PS Business Parks, Inc. ........................        400         18,108
     Supertel Hospitality, Inc. .....................      4,417         10,071
                                                                   ------------
                                                                         78,735
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 1.6%
     Bank Mutual Corporation ........................      2,700         31,131
     First Defiance Financial Corporation ...........        184          1,849
     MGIC Investments Corporation ...................      3,500         13,580
     Parkvale Financial Corporation .................        100          1,498
     WSFS Financial Corporation .....................         12            575
                                                                   ------------
                                                                         48,633
                                                                   ------------
HEALTH CARE -- 15.2%
   BIOTECHNOLOGY -- 2.6%
     Cell Genesys, Inc. (a) .........................      7,800          1,786
     Cepheid, Inc. (a) ..............................      1,200         14,244
     Dyax Corporation (a) ...........................      3,233         10,831
     Emergent BioSolutions, Inc. (a) ................      2,900         52,229
                                                                   ------------
                                                                         79,090
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
     Anika Therapeutics, Inc. (a) ...................      1,974         11,903
     Exactech, Inc. (a) .............................        884         17,857
     Home Diagnostics, Inc. (a) .....................      3,900         33,969
     STAAR Surgical Company (a) .....................      4,700         11,562
     Teleflex, Inc. .................................        600         31,794
     Young Innovations, Inc. ........................      1,200         20,400
                                                                   ------------
                                                                        127,485
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 7.2%
     Almost Family, Inc. (a) ........................        800         38,528
     AmSurg Corporation (a) .........................      1,200         29,928
     Animal Health International, Inc. (a) ..........      3,900         25,155
     BioScrip, Inc. (a) .............................      5,400         16,200
     CardioNet, Inc. (a) ............................        800         20,472

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 15.2% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES -- 7.2% (CONTINUED)
     Chindex International, Inc. (a) ................      1,400   $     11,732
     Genoptix, Inc. (a) .............................        541         18,091
     IPC The Hospitalist Company (a) ................      1,000         20,360
     Magellan Health Services, Inc. (a) .............        600         22,164
     Universal American Financial Corporation (a) ...      2,000         17,700
                                                                   ------------
                                                                        220,330
                                                                   ------------
   HEALTH CARE TECHNOLOGY -- 0.7%
     Phase Forward, Inc. (a) ........................      1,600         22,832
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES -- 0.5%
     Bio-Imaging Technologies, Inc. (a) .............      2,030          8,242
     MEDTOX Scientific, Inc. (a) ....................        599          5,900
                                                                   ------------
                                                                         14,142
                                                                   ------------
INDUSTRIALS -- 21.8%
   AEROSPACE & DEFENSE -- 1.6%
     Astronics Corporation (a) ......................        964         12,050
     Astronics Corporation - Class B (a) ............        241          2,909
     BE Aerospace, Inc. (a) .........................      1,000         12,870
     Triumph Group, Inc. ............................        500         21,930
                                                                   ------------
                                                                         49,759
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.5%
     UTI Worldwide, Inc. ............................      1,300         15,288
                                                                   ------------

   AIRLINES -- 2.5%
     Allegiant Travel Company (a) ...................        700         27,881
     Copa Holdings SA - Class A .....................        700         17,759
     Hawaiian Holdings, Inc. (a) ....................      4,400         30,800
                                                                   ------------
                                                                         76,440
                                                                   ------------
   BUILDING PRODUCTS -- 0.7%
     Armstrong World Industries, Inc. (a) ...........      1,000         19,630
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 3.1%
     Churchill Ventures Ltd. (a) ....................        700          5,369
     Energy Infrastructure Acquisition Corporation (a)     1,000         10,050
     EnergySolutions, Inc. ..........................      1,300          5,863
     Hicks Acquisition Company I, Inc. (a) ..........      1,023          9,207
     IKON Office Solutions, Inc. ....................      1,200         20,676
     North American Galvanizing & Coatings, Inc. (a)       2,266          8,316
     PeopleSupport, Inc. (a) ........................      1,700         20,800
     Triplecrown Acquisition Corporation (a) ........      1,700         15,045
                                                                   ------------
                                                                         95,326
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 2.4%
     Advanced Battery Technologies, Inc. (a) ........      5,700         16,245
     Chase Corporation ..............................      2,029         29,583
     Polypore International, Inc. (a) ...............        600          5,118
     Thomas & Betts Corporation (a) .................        900         21,375
                                                                   ------------
                                                                         72,321
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 21.8% (CONTINUED)
   MACHINERY -- 2.6%
     CIRCOR International, Inc. .....................        400   $     12,260
     Crane Company ..................................        700         11,459
     Dynamic Materials Corporation ..................        900         17,100
     Federal Signal Corporation .....................      1,600         13,616
     Hardinge, Inc. .................................      1,600         11,152
     L.S. Starrett Company (The) ....................        100          1,420
     Sauer-Danfoss, Inc. ............................      1,300         13,325
                                                                   ------------
                                                                         80,332
                                                                   ------------
   MARINE -- 0.6%
     Genco Shipping & Trading Ltd. ..................        600         12,510
     Star Bulk Carriers Corporation .................      1,700          6,137
                                                                   ------------
                                                                         18,647
                                                                   ------------
   PROFESSIONAL SERVICES -- 4.7%
     Acacia Research Corporation (a) ................      4,100         10,578
     Diamond Management & Technology Consultants, Inc.     4,200         16,716
     Exponent, Inc. (a) .............................        400         11,772
     GP Strategies Corporation (a) ..................      3,700         22,274
     Huron Consulting Group, Inc. (a) ...............        600         32,622
     ICF International, Inc. (a) ....................      1,600         29,728
     VSE Corporation ................................        608         19,936
                                                                   ------------
                                                                        143,626
                                                                   ------------
   ROAD & RAIL -- 1.4%
     Marten Transport Ltd. (a) ......................      1,100         20,218
     USA Truck, Inc. (a) ............................      1,500         22,155
                                                                   ------------
                                                                         42,373
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 1.2%
     DXP Enterprises, Inc. (a) ......................      1,400         19,544
     Textainer Group Holdings Ltd. ..................        400          4,412
     WESCO International, Inc. (a) ..................        700         13,916
                                                                   ------------
                                                                         37,872
                                                                   ------------
   TRANSPORTATION INFRASTRUCTURE -- 0.5%
     CAI International, Inc. (a) ....................      1,700         13,464
                                                                   ------------

INFORMATION TECHNOLOGY -- 22.6%
   COMMUNICATIONS EQUIPMENT -- 1.8%
     Acme Packet, Inc. (a) ..........................      3,900         18,486
     DG FastChannel, Inc. (a) .......................        900         15,939
     Tellabs, Inc. (a) ..............................      4,700         19,928
                                                                   ------------
                                                                         54,353
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS
     & COMPONENTS -- 3.8%
     AVX Corporation ................................      2,100         18,942
     Brightpoint, Inc. (a) ..........................      4,800         27,648
     Frequency Electronics, Inc. ....................        200            862
     Multi-Fineline Electronix, Inc. (a) ............      1,300         15,184
     PC Connection, Inc. (a) ........................      2,800         16,912
     Spectrum Control, Inc. (a) .....................      2,900         18,067

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.6% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
     COMPONENTS -- 3.8% (CONTINUED)
     TESSCO Technologies, Inc. (a) ..................        700   $      7,679
     Vishay Intertechnology, Inc. (a) ...............      2,200          9,482
                                                                   ------------
                                                                        114,776
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 1.4%
     Internap Network Services Corporation (a) ......      6,500         18,590
     Interwoven, Inc. (a) ...........................      1,247         15,725
     Vocus, Inc. (a) ................................        600         10,098
                                                                   ------------
                                                                         44,413
                                                                   ------------
   IT SERVICES -- 3.7%
     Convergys Corporation (a) ......................      1,700         13,073
     CSG Systems International, Inc. (a) ............      1,200         19,956
     CyberSource Corporation (a) ....................         75            911
     iGATE Corporation (a) ..........................      2,300         15,617
     Mastech Holdings, Inc. (a) .....................        153            238
     Ness Technologies, Inc. (a) ....................      3,008         22,229
     Online Resources Corporation (a) ...............      3,800         13,300
     TeleTech Holdings, Inc. (a) ....................      1,600         14,464
     Unisys Corporation (a) .........................      9,100         13,832
                                                                   ------------
                                                                        113,620
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.5%
     Atmel Corporation (a) ..........................      8,200         34,030
     Eagle Test Systems, Inc. (a) ...................      1,300         19,682
     Fairchild Semiconductor International, Inc. (a)       2,800         15,904
     Integrated Device Technology, Inc. (a) .........      2,300         14,628
     Integrated Silicon Solution, Inc. (a) ..........      2,903          5,254
     International Rectifier Corporation (a) ........      2,000         30,880
     Mindspeed Technologies, Inc. (a) ...............      1,800          2,610
     Silicon Laboratories, Inc. (a) .................        600         15,576
     Teradyne, Inc. (a) .............................      2,500         12,750
     White Electronic Designs Corporation (a) .......      4,400         17,556
                                                                   ------------
                                                                        168,870
                                                                   ------------
   SOFTWARE -- 6.4%
     ArcSight, Inc. (a) .............................      2,600         15,366
     Concur Technologies, Inc. (a) ..................        800         20,184
     Digimarc Corporation (a) .......................        914          9,143
     Ebix, Inc. (a) .................................      1,200         30,516
     Epicor Software Corporation (a) ................      2,700         19,035
     NetScout Systems, Inc. (a) .....................      2,023         19,461
     Novell, Inc. (a) ...............................      4,500         20,970
     Parametric Technology Corporation (a) ..........      1,600         20,784
     PROS Holdings, Inc. (a) ........................      2,700         14,499
     SumTotal Systems, Inc. (a) .....................      7,600         24,396
                                                                   ------------
                                                                        194,354
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 98.2% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS -- 1.9%
  CHEMICALS -- 1.1%
     Chemtura Corporation ...........................      5,400   $      9,342
     Hercules, Inc. .................................      1,100         18,491
     OMNOVA Solutions, Inc. (a) .....................      5,300          6,519
                                                                   ------------
                                                                         34,352
                                                                   ------------
   METALS & MINING -- 0.6%
     Carpenter Technology Corporation ...............        600         10,860
     Sutor Technology Group Ltd. (a) ................      2,800          6,020
                                                                   ------------
                                                                         16,880
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.2%
     Verso Paper Corporation ........................      3,400          5,270
                                                                   ------------

TELECOMMUNICATION SERVICES -- 1.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
     General Communications, Inc. - Class A (a) .....      1,900         14,592
                                                                   ------------

   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     Syniverse Holdings, Inc. (a) ...................        900         16,920
                                                                   ------------

UTILITIES -- 1.2%
   ELECTRIC UTILITIES -- 1.2%
     Unitil Corporation .............................      1,500         36,000
                                                                   ------------

     TOTAL COMMON STOCKS (Cost $4,507,689) ..........              $  2,998,647
                                                                   ------------

================================================================================
MONEY MARKET SECURITIES -- 2.8%                           SHARES       VALUE
--------------------------------------------------------------------------------
UMB Money Market Fiduciary, 0.75% (b)
   (Cost $84,037) ...................................     84,037   $     84,037
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -- 101.0%
   (Cost $4,591,726) ................................              $  3,082,684

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%) .....                   (29,600)
                                                                   ------------

TOTAL NET ASSETS -- 100.0% ..........................              $  3,053,084
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2008.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2008 (a)
=========================================================================================
                                                                TFS              TFS
                                                              MARKET            SMALL
                                                           NEUTRAL FUND       CAP FUND
-----------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .................................   $ 443,350,782    $   4,591,726
                                                           =============    =============
   At value (Note 2) ...................................   $ 379,374,336    $   3,082,684
Deposits with brokers for securities sold short (Note 2)     174,371,584               --
Dividends and interest receivable ......................         248,772            1,041
Receivable for investment securities sold ..............      16,494,462           22,350
Receivable for capital shares sold .....................         533,712               --
Receivable from Adviser (Note 4) .......................              --           10,499
Other assets ...........................................          52,500           10,297
                                                           -------------    -------------
   TOTAL ASSETS ........................................     571,075,366        3,126,871
                                                           -------------    -------------
LIABILITIES
Securities sold short, at value (Note 2)
   (proceeds $193,607,967) .............................     154,176,850               --
Payable for investment securities purchased ............      36,682,676           63,772
Payable for capital shares redeemed ....................         327,572               --
Dividends payable on securities sold short (Note 2) ....         140,261               --
Interest payable on brokerage accounts .................         407,403               --
Payable to Adviser (Note 4) ............................         681,508               --
Payable to Ultimus (Note 4) ............................          57,600            6,000
Other accrued expenses .................................          37,537            4,015
                                                           -------------    -------------
   TOTAL LIABILITIES ...................................     192,511,407           73,787
                                                           -------------    -------------

NET ASSETS .............................................   $ 378,563,959    $   3,053,084
                                                           =============    =============

NET ASSETS CONSIST OF:
Paid-in capital ........................................   $ 413,153,306    $   4,668,552
Undistributed net investment income ....................              --            4,055
Accumulated net realized losses from
   security transactions ...............................     (10,044,018)        (110,481)
Net unrealized appreciation (depreciation) on:
   Investments .........................................     (63,976,446)      (1,509,042)
   Short positions .....................................      39,431,117               --
                                                           -------------    -------------
Net assets .............................................   $ 378,563,959    $   3,053,084
                                                           =============    =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..........      28,580,805          448,909
                                                           =============    =============

Net asset value, redemption price and
   offering price per share (b) (Note 2) ...............   $       13.25    $        6.80
                                                           =============    =============

(a)   Funds changed fiscal year end to October 31.

(b) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
=======================================================================================================
                                             TFS MARKET NEUTRAL FUND            TFS SMALL CAP FUND
                                           ------------------------------------------------------------
                                           FOUR MONTHS         YEAR        FOUR MONTHS         YEAR
                                               ENDED          ENDED            ENDED          ENDED
                                            OCTOBER 31,      JUNE 30,       OCTOBER 31,      JUNE 30,
                                             2008 (a)          2008          2008 (a)          2008
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ...........................   $  2,384,585    $  3,185,995    $     16,540    $     47,670
   Interest ............................        336,799              --             155              --
                                           ------------    ------------    ------------    ------------
      TOTAL INVESTMENT INCOME ..........      2,721,384       3,185,995          16,695          47,670
                                           ------------    ------------    ------------    ------------
EXPENSES
   Investment advisory fees (Note 4) ...      2,641,095       4,003,322           5,395         108,745
   Dividend expense on
      securities sold short (Note 2) ...      1,023,405       2,039,896              --              --
   Brokerage expense on
      securities sold short (Note 2) ...      1,408,259         391,965              --              --
   Administration fees (Note 4) ........        122,469         216,107           8,000          24,000
   Transfer agent fees (Note 4) ........         58,920          73,538           6,000          18,000
   Custodian fees ......................         37,118          87,264           5,056          13,224
   Accounting services fees (Note 4) ...         45,747          47,890          10,157          30,505
   Borrowing costs (Note 5) ............            631         131,383              30           1,722
   Registration fees ...................         23,104          46,758           5,159          15,144
   Professional fees ...................         20,151          40,739           6,746          21,739
   Compliance service fees (Note 4) ....          8,205          18,063           8,205          18,063
   Pricing fees ........................         11,893          26,856           1,896           3,918
   Insurance expense ...................          9,371          27,564             455           1,422
   Postage and supplies ................          7,570          12,583           1,604           4,600
   Printing of shareholder reports .....          2,044          16,791           1,083           2,389
   Trustees' fees and expenses .........          1,846           8,277           1,846           8,277
   Other expenses ......................          5,693          17,109           2,499           5,930
                                           ------------    ------------    ------------    ------------
      TOTAL EXPENSES ...................      5,427,521       7,206,105          64,131         277,678
   Fees waived and expenses reimbursed
      by the Adviser (Note 4) ..........        (60,676)       (194,726)        (51,491)       (142,256)
                                           ------------    ------------    ------------    ------------
      NET EXPENSES .....................      5,366,845       7,011,379          12,640         135,422
                                           ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ...........     (2,645,461)     (3,825,384)          4,055         (87,752)
                                           ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS AND
   SECURITIES SOLD SHORT
   Net realized gains (losses) from
      security transactions of:
      Investments ......................    (28,429,068)    (21,583,171)        (20,380)        (78,473)
      Securities sold short ............     17,317,074      27,980,135              --              --
   Net change in unrealized appreciation
      (depreciation) on:
      Investments ......................    (54,930,256)    (20,608,839)     (1,151,693)       (763,246)
      Securities sold short ............      9,943,964      27,060,992              --              --
                                           ------------    ------------    ------------    ------------
NET REALIZED AND
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ......................    (56,098,286)     12,849,117      (1,172,073)       (841,719)
                                           ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS ..........   $(58,743,747)   $  9,023,733    $ (1,168,018)   $   (929,471)
                                           ============    ============    ============    ============

(a)   Funds changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                FOUR MONTHS          YEAR            YEAR
                                                                    ENDED           ENDED            ENDED
                                                                 OCTOBER 31,       JUNE 30,         JUNE 30,
                                                                   2008 (a)          2008             2007
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .............................   $  (2,645,461)   $  (3,825,384)   $      75,557
   Net realized gains (losses) from security transactions of:
      Investments ...........................................     (28,429,068)     (21,583,171)       9,769,096
      Short positions .......................................      17,317,074       27,980,135       (6,885,849)
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................     (54,930,256)     (20,608,839)      10,627,956
      Short positions .......................................       9,943,964       27,060,992        1,596,711
                                                                -------------    -------------    -------------
Net increase (decrease) in net assets from operations .......     (58,743,747)       9,023,733       15,183,471
                                                                -------------    -------------    -------------
FROM DISTRIBUTIONS
   Distributions from net investment income .................              --          (75,557)              --
   Distributions from net realized gains
      from security transactions -- .........................      (4,093,514)        (877,699)
                                                                -------------    -------------    -------------
Decrease in net assets from distributions to shareholders ...              --       (4,169,071)        (877,699)
                                                                -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ................................     237,571,341      201,721,125      183,577,660
   Net asset value of shares issued in
      reinvesment of distributions to shareholders ..........              --        3,396,677          819,201
   Proceeds from redemption fees collected (note 2) .........         541,934          982,502           83,852
   Payments for shares redeemed .............................     (72,044,321)    (151,102,416)      (9,878,017)
                                                                -------------    -------------    -------------
Net increase in net assets from capital share transactions ..     166,068,954       54,997,888      174,602,696
                                                                -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS ................................     107,325,207       59,852,550      188,908,468

NET ASSETS
   Beginning of period ......................................     271,238,752      211,386,202       22,477,734
                                                                -------------    -------------    -------------
   End of period ............................................   $ 378,563,959    $ 271,238,752    $ 211,386,202
                                                                =============    =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME .........................   $          --    $          --    $      75,557
                                                                =============    =============    =============
CAPITAL SHARE ACTIVITY
   Shares sold ..............................................      16,482,137       13,716,056       13,360,163
   Shares issued in reinvestment of
      distributions to shareholders .........................              --          239,540           61,272
   Shares redeemed ..........................................      (5,299,283)     (11,046,333)        (739,689)
                                                                -------------    -------------    -------------
   Net increase in shares outstanding .......................      11,182,854        2,909,263       12,681,746
   Shares outstanding, beginning of period ..................      17,397,951       14,488,688        1,806,942
                                                                -------------    -------------    -------------
   Shares outstanding, end of period ........................      28,580,805       17,397,951       14,488,688
                                                                =============    =============    =============

(a)   Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                            FOUR MONTHS         YEAR            YEAR
                                                               ENDED           ENDED           ENDED
                                                             OCTOBER 31,      JUNE 30,        JUNE 30,
                                                              2008 (a)          2008            2007
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .........................   $      4,055    $    (87,752)   $    (31,287)
   Net realized gains (losses) from security transactions        (20,380)        (78,473)        780,531
   Net change in unrealized appreciation
      (depreciation) on investments .....................     (1,151,693)       (763,246)        345,551
                                                            ------------    ------------    ------------
   Net increase (decrease) in net assets from operations      (1,168,018)       (929,471)      1,094,795
                                                            ------------    ------------    ------------
FROM DISTRIBUTIONS
   Distributions from net realized gains
      from security transactions ........................             --        (760,875)         (1,268)
                                                            ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................         65,589         270,485         693,985
   Net asset value of shares issued in
      reinvesment of distributions to shareholders ......             --         748,784           1,250
   Proceeds from redemption fees collected (Note 2) .....            159           1,951             645
   Payments for shares redeemed .........................       (425,681)       (387,376)        (83,566)
                                                            ------------    ------------    ------------
Net increase (decrease) in net assets from
   capital share transactions ...........................       (359,933)        633,844         612,314
                                                            ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................     (1,527,951)     (1,056,502)      1,705,841

NET ASSETS
   Beginning of period ..................................      4,581,035       5,637,537       3,931,696
                                                            ------------    ------------    ------------
   End of period ........................................   $  3,053,084    $  4,581,035    $  5,637,537
                                                            ============    ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................   $      4,055    $         --    $         --
                                                            ============    ============    ============
CAPITAL SHARE ACTIVITY
   Shares sold ..........................................          9,051          24,283          60,077
   Shares issued in reinvestment of
      distributions to shareholders .....................             --          72,486             109
   Shares redeemed ......................................        (52,008)        (35,844)         (7,584)
                                                            ------------    ------------    ------------
   Net increase (decrease) in shares outstanding ........        (42,957)         60,925          52,602
   Shares outstanding, beginning of period ..............        491,866         430,941         378,339
                                                            ------------    ------------    ------------
   Shares outstanding, end of period ....................        448,909         491,866         430,941
                                                            ============    ============    ============

(a)   Fund changed fiscal year end to October 31.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                    FOUR
                                                    MONTHS          YEAR           YEAR           YEAR           PERIOD
PER SHARE DATA FOR                                  ENDED          ENDED          ENDED          ENDED           ENDED
A SHARE OUTSTANDING                               OCTOBER 31,     JUNE 30,       JUNE 30,       JUNE 30,        JUNE 30,
THROUGHOUT EACH PERIOD:                             2008(b)         2008           2007           2006          2005(a)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .. ....    $    15.59     $    14.59     $    12.44     $    10.37     $    10.00
                                                  ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) ..............         (0.09)         (0.23)          0.01          (0.04)         (0.11)
   Net realized and unrealized
      gains (losses) on investments ..........         (2.27)          1.56           2.35           2.12           0.49
                                                  ----------     ----------     ----------     ----------     ----------
Total from investment operations .............         (2.36)          1.33           2.36           2.08           0.38
                                                  ----------     ----------     ----------     ----------     ----------
Less distributions:
   Distributions from net
      investment income ......................            --          (0.01)            --             --             --
   Distributions from net realized gains
      from security transactions .............            --          (0.40)         (0.22)         (0.01)            --
   Distributions in excess of net
      realized gains (losses) from
      security transactions ..................            --             --             --             --          (0.01)
                                                  ----------     ----------     ----------     ----------     ----------
Total distributions ..........................            --          (0.41)         (0.22)         (0.01)         (0.01)
                                                  ----------     ----------     ----------     ----------     ----------
Proceeds from redemption
   fees collected (Note 2) ...................          0.02           0.08           0.01           0.00(c)        0.00(c)
                                                  ----------     ----------     ----------     ----------     ----------

Net asset value at end of period .............    $    13.25     $    15.59     $    14.59     $    12.44     $    10.37
                                                  ==========     ==========     ==========     ==========     ==========

Total return (d) .............................       (15.01%)(e)      9.93%         19.18%         20.04%          3.77%(e)
                                                  ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) .. ....    $  378,564     $  271,239     $  211,386     $   22,478     $    8,101
                                                  ==========     ==========     ==========     ==========     ==========
   Ratio of gross expenses to
      average net assets .....................         4.60%(h)       4.05%          3.30%          5.10%          6.82%(h)

   Ratio of net expenses to
      average net assets (f) .................         4.55%(h)       3.94%          3.07%          3.21%          3.26%(h)

   Ratio of net expenses to average
      net assets excluding
      dividend expense (f) (g) ...............         3.68%(h)       2.80%          2.48%          2.49%          2.49%(h)

   Ratio of net expenses to average net
      assets excluding dividend expense,
      borrowing costs and brokerage
      expense on securities sold short (f) (g)         2.49%(h)       2.50%          2.48%          2.49%          2.49%(h)

   Ratio of net investment income (loss)
      to average net assets ..................        (2.24%)(h)     (2.15%)         0.09%         (0.69%)        (1.77%)(h)

   Portfolio turnover rate ...................          204%(e)        536%           492%           398%           368%(h)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)   Fund changed fiscal year end to October 31.

(c)   Amount rounds to less than $0.01 per share.

(d) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)   Not annualized.

(f)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(g) Dividend and interest expense totaled 2.06%(h) 1.44%, 0.59%, 0.72% and 0.77%(h) of average net assets for the periods ended October 31, 2008 and June 30, 2008, 2007, 2006 and 2005, respectively.

(h)   Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
====================================================================================================
                                               FOUR MONTHS       YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED
PER SHARE DATA FOR A SHARE                     OCTOBER 31,     JUNE 30,      JUNE 30,      JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:               2008(b)        2008          2007         2006(a)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $     9.31    $    13.08    $    10.39    $    10.00
                                                ----------    ----------    ----------    ----------

Income (loss) from investment operations:
   Net investment income (loss) ............          0.01         (0.18)        (0.07)        (0.01)
   Net realized and unrealized
     gains (losses) on investments .........         (2.52)        (1.79)         2.76          0.40
                                                ----------    ----------    ----------    ----------
Total from investment operations ...........         (2.51)        (1.97)         2.69          0.39
                                                ----------    ----------    ----------    ----------

Less distributions:
   Distributions from net realized gains
      from security transactions ...........            --         (1.80)        (0.00)(c)        --
                                                ----------    ----------    ----------    ----------

Proceeds from redemption
   fees collected (Note 2) .................          0.00(c)       0.00(c)       0.00(c)         --
                                                ----------    ----------    ----------    ----------

Net asset value at end of period ...........    $     6.80    $     9.31    $    13.08    $    10.39
                                                ==========    ==========    ==========    ==========

Total return (d) ...........................       (26.96%)(e)   (16.40%)       25.93%         3.90%(e)
                                                ==========    ==========    ==========    ==========

RATIOS AND SUPPLEMENTAL DATA:
   Net assets at end of period (000's) .....    $    3,053    $    4,581    $    5,638    $    3,932
                                                ==========    ==========    ==========    ==========

   Ratio of gross expenses
      to average net assets ................         4.44%(g)      5.57%         5.14%         8.18%(g)

   Ratio of net expenses
      to average net assets (f) ............         0.88%(g)      2.72%         2.03%         1.72%(g)

   Ratio of net expenses
      to average net assets
      excluding borrowing costs ............         0.87%(g)      2.68%         2.03%         1.72%(g)

   Ratio of net investment income
      (loss) to average net assets .........         0.28%(g)     (1.76%)       (0.69%)       (0.69%)(g)

   Portfolio turnover rate .................          123%(e)       269%          419%          184%(g)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b)   Fund changed fiscal year end to October 31.

(c)   Amount rounds to less than $0.01 per share.

(d) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)   Not annualized.

(f)   Ratio  was   determined   after   advisory   fee   waivers   and   expense
      reimbursements.

(g)   Annualized.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008
================================================================================

1.    ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued at market value as of the close of the regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, all of the inputs used to value the investments of each Fund were Level 1.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the periods ended October 31, 2008, June 30, 2008 and 2007, proceeds from redemption fees totaled $541,934, $982,502 and $83,852, respectively, for the TFS Market Neutral Fund and $159, $1,951 and $645, respectively, for the TFS Small Cap Fund.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are permanent in nature and are primarily due to differing treatments of net short-tem gains. The tax character of distributions paid by each of the Funds during the periods ended October 31, 2008 and June 30, 2008 was as follows:

                                                       Long-Term
                             Period       Ordinary      Capital        Total
                              Ended        Income        Gains     Distributions
                           ----------    ----------    ----------  -------------
TFS Market Neutral Fund    10/31/2008    $       --    $       --    $       --
                            6/30/2008    $4,086,498    $   82,573    $4,169,071
                            6/30/2007    $  362,501    $  515,198    $  877,699

TFS Market Small Cap Fund  10/31/2008    $       --    $       --    $       --
                            6/30/2008    $  760,875    $       --    $  760,875
                            6/30/2007    $    1,268    $       --    $    1,268

Short positions - The TFS Market Neutral Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Market Neutral Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Market Neutral Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Expenses - Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2008:

--------------------------------------------------------------------------------------------
                                                               TFS MARKET        TFS SMALL
                                                              NEUTRAL FUND       CAP FUND
--------------------------------------------------------------------------------------------
Tax cost of portfolio investments and securities sold short   $ 267,056,585    $   4,585,455
                                                              -------------    -------------
Gross unrealized appreciation .............................   $  48,517,512    $      75,849
Gross unrealized depreciation .............................     (90,376,611)      (1,591,161)
                                                              -------------    -------------
Net unrealized depreciation ...............................     (41,859,099)      (1,515,312)
Undistributed ordinary income .............................       7,411,153            4,055
Capital loss carryforward .................................        (141,401)        (104,211)
                                                              -------------    -------------
Total accumulated deficit .................................   $ (34,589,347)   $  (1,615,468)
                                                              =============    =============
--------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the period ended October 31, 2008, the TFS Market Neutral Fund reclassified $2,555,802 of net investment loss against paid-in capital. This reclassification is reflected on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

As of October 31, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

--------------------------------------------------------------------------------
                                                      TFS MARKET      TFS SMALL
EXPIRES                                              NEUTRAL FUND     CAP FUND
--------------------------------------------------------------------------------
June 30, 2016 ....................................   $         --   $     16,913
October 31, 2016 .................................   $    141,401   $     87,298
--------------------------------------------------------------------------------

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Funds' tax returns remains open for the years ended June 30, 2005 through June 30, 2008.

3.    INVESTMENT TRANSACTIONS

During the four months ended October 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $611,060,006 and $530,207,580, respectively, for the TFS Market Neutral Fund and $5,272,973 and $5,567,106, respectively, for the TFS Small Cap Fund.

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets (the "Base Fee"), which may be increased or decreased by as much as 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. The term "benchmark," when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%. The performance adjustment is calculated monthly by comparing the TFS Small Cap Fund's performance to that of the benchmark over the performance period. The applicable performance period is a rolling twelve month period whereby the most recent calendar month is substituted for the earliest month as time passes. The performance fee adjustment will be applied to the average net assets of the Fund over the performance period. The Base Fee with respect to the Fund will be increased by one basis point (0.01%) for every two basis points (0.02%) of outperformance, to a maximum fee of 2.50% per annum. However, if the Fund underperforms its benchmark the fee will be decreased one basis point (0.01%) for every two basis points (0.02%) of underperformance, to a minimum fee of 0.00% per annum. TFS may receive the performance fee adjustment for periods during which the Fund has negative investment performance. During the four months ended October 31, 2008, investment advisory fees were reduced to $12,645 below the Base Fee pursuant to the performance fee adjustment. During the year ended June 30, 2008, investment advisory fees were increased by $46,358 above the Base Fee pursuant to the performance fee adjustment.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs and extraordinary expenses) to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to the performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's annual ordinary operating expenses could exceed the 1.75% cap. As a result of this agreement, during the periods ended October 31, 2008 and June 30, 2008, the Adviser waived investment advisory fees of $60,676 and $194,726, respectively, with respect to the TFS Market Neutral Fund and waived all of its investment advisory fees of $5,395 and $108,745, respectively, and reimbursed $46,096 and $33,511, respectively,  of other  operating  expenses  with  respect to the TFS Small Cap
Fund.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

October 31, 2008, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $579,615 and $374,555, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                                  June 30,    June 30,    June 30,   October 31,
                                    2009        2010        2011        2011
                                  --------    --------    --------    --------
TFS Market Neutral Fund           $139,768    $184,445    $194,726    $ 60,676
TFS Small Cap Fund                $ 39,812    $140,996    $142,256    $ 51,491

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.

In addition, a principal of Drake serves as the Trust's Chief Compliance Officer. For these services, Drake receives $2,000 per month from each Fund. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average gross daily assets. In addition, the Fund pays $1 per portfolio trade in excess of 1,000 portfolio trades per month. For the performance of these services, the TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.010% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

5.    BORROWING COSTS

During the periods ended October 31, 2008 and June 30, 2008, the TFS Market Neutral Fund incurred borrowing costs of $631 and $131,383, respectively, and the TFS Small Cap Fund incurred $30 and $1,722, respectively. As of October 31, 2008, the TFS Market Neutral Fund and the TFS Small Cap Fund had no outstanding borrowings. The average outstanding borrowings for the periods ended October 31, 2008 and June 30, 2008 for the TFS Market Neutral Fund include 107 and 218 days, respectively, of $0 outstanding borrowings and 79 and 213 days, respectively, for the TFS Small Cap Fund. The average outstanding borrowing and average interest rate on borrowings during the periods ended October 31, 2008 and June 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                  AVERAGE       AVERAGE
                               PERIOD           OUTSTANDING     INTEREST
                               ENDED             BORROWING        RATE
--------------------------------------------------------------------------------
TFS Market Neutral Fund ...   10/31/08          $    82,832       2.93%
                              6/30/08           $ 1,524,655       5.67%

TFS Small Cap Fund ........   10/31/08          $    13,240       2.64%
                              6/30/08           $    18,499       6.16%
--------------------------------------------------------------------------------

6.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of TFS Capital Investment Trust (the "Funds") comprising the TFS Market Neutral Fund and TFS Small Cap Fund, as of October 31, 2008, and the related statements of operations for the period July 1, 2008 to October 31, 2008 and for the year ended June 30, 2008, the statements of changes in net assets for the period July 1, 2008 to October 31, 2008 and for each of the two years in the period ended June 30, 2008, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the TFS Capital Investment Trust as of October 31, 2008, the results of their operations for the period July 1, 2008 to October 31, 2008 and for the year ended June 30, 2008, the changes in their net assets for the period July 1, 2008 to October 31, 2008 and for each of the two years in the period ended June 30, 2008, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
December 19, 2008

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (May 1, 2008) and held until the end of the period (October 31, 2008).

The table below illustrates each Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

TFS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                 May 1, 2008   October 31, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $  902.00        $   23.35
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)              $1,000.00        $1,000.66        $   24.56
--------------------------------------------------------------------------------

TFS SMALL CAP FUND
--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                 May 1, 2008   October 31, 2008   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $  718.10        $   5.59
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
   (before expenses)              $1,000.00        $1,018.70        $   6.56
--------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 4.87% and 1.29%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the applicable period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                                                  PRINCIPAL OCCUPATION(S)                     IN FUND
NAME,                              LENGTH      POSITION(S)          DURING PAST 5 YEARS                       COMPLEX
ADDRESS                            OF TIME        HELD              AND DIRECTORSHIPS OF                      OVERSEEN
AND AGE                            SERVED      WITH TRUST            PUBLIC COMPANIES**                      BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------
*Larry S. Eiben                    Since       Trustee     Chief Operating Officer and Chief                      2
1800 Bayberry Court, Suite 103     January     and         Compliance Officer of TFS Capital LLC
Richmond, Virginia 23226           2004        President
Year of Birth: 1972
------------------------------------------------------------------------------------------------------------------------
*Thomas M. Frederick               Since       Trustee     Director of Business Development for TFS               2
121 Walnut Street, Suite 320       June                    Capital LLC from July 2006 - present.
West Chester, Pennsylvania 19380   2004                    Associate Director of Virginia Student Aid
Year of Birth: 1972                                        Foundation from February 2004 - July 2006;
                                                           Associate Chief Information Officer of
                                                           Samuel James Ltd. (equity management firm)
                                                           From February 2003 - February 2004.
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------
Merle C. Hazelton                  Since       Trustee     Capital Markets -Assistant Controller of               2
1800 Bayberry Court, Suite 103     June                    Genworth Financial, Inc. from July 2007 -
Richmond, Virginia 23226           2004                    present; Investments -Assistant Controller of
Year of Birth: 1962                                        Genworth Financial, Inc. from May 2005 to
                                                           July 2007; Treasury - Controller of Genworth
                                                           Financial, Inc. (insurance/financial services
                                                           firm) from February 2002 to May 2005.
------------------------------------------------------------------------------------------------------------------------
Mark J.Malone                      Since       Trustee     Director, Institutional Equities of Lazard             2
1800 Bayberry Court, Suite 103     June                    Capital Markets from March 2008 to present;
Richmond, Virginia 23226           2004                    Managing Director of Institutional Sales of
Year of Birth: 1966                                        Morgan Keegan & Company, Inc. from April
                                                           2006 to March 2008;Director of Institutional
                                                           Equities of Deutsche Bank Securities from
                                                           June 1998 - May 2006.
------------------------------------------------------------------------------------------------------------------------
Brian O'Connell                    Since       Trustee     Independent writer/author from                         2
1800 Bayberry Court, Suite 103     June                    January 1996 - present.
Richmond, Virginia 23226           2004
Year of Birth: 1959
------------------------------------------------------------------------------------------------------------------------

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

NAME,                              LENGTH         POSITION(S)
ADDRESS                            OF TIME            HELD                PRINCIPAL OCCUPATION(S)
AND AGE                            SERVED          WITH TRUST               DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
-------------------------------------------------------------------------------------------------------------
Robert G. Dorsey                   Since           Vice          Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450      June 2004       President     LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1957
-------------------------------------------------------------------------------------------------------------
Mark J. Seger                      Since           Treasurer     Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450      June 2004                     LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1962
-------------------------------------------------------------------------------------------------------------
John F. Splain                     Since           Secretary     Managing Director of Ultimus Fund Solutions,
225 Pictoria Drive, Suite 450      June 2004                     LLC and Ultimus Fund Distributors, LLC
Cincinnati, Ohio 45246
Year of Birth: 1956
-------------------------------------------------------------------------------------------------------------
David D. Jones                     Since           Chief         Managing Member of Drake Compliance, LLC
719 Sawdust Road, Suite 113        December        Compliance    (a compliance consulting firm) since January
The Woodlands, TX 77380            2007            Officer       2004; Attorney, David Jones & Assoc., P.C.
Year of Birth: 1958                                              (a law firm) since January 1998.
-------------------------------------------------------------------------------------------------------------

* Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust's investment adviser, are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**    None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-888-534-2001.

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 with respect to the registrant's fiscal period ended October 31, 2008 and $32,000 with respect to the registrant's fiscal year ended June 30, 2008.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,650 with respect to the registrant's fiscal period ended October 31, 2008 and $4,650 with respect to the registrant's fiscal year ended June 30, 2008. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal periods ended October 31, 2008 and June 30, 2008, aggregate non-audit fees of $4,650 and $4,650, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TFS Capital Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S, Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          December 31, 2008
        -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date          December 31, 2008
        -------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          December 31, 2008
        -------------------------------

* Print the name and title of each signing officer under his or her signature.